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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $1,188,497)
Angola (Rep of), 8.250%, 05/09/2028		315,000	$296,887	0.33
Angola (Rep of), 8.750%, 04/14/2032		200,000	177,626	0.19
Angola (Rep of), 9.375%, 05/08/2048		274,000	226,050	0.25
Angola (Rep of), 9.125%, 11/26/2049		608,000	489,945	0.54
			1,190,508	1.31
Argentina (Cost $911,915)
Argentina (Rep of), 1.000%, 07/09/2029		247,867	193,804	0.21
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		1,054,510	789,828	0.87
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		585,181	396,694	0.44
Argentina (Rep of), 5.000%, 01/09/2038		334,784	241,137	0.27
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		291,631	184,376	0.20
			1,805,839	1.99
Azerbaijan (Cost $414,878)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	400,158	0.44
			400,158	0.44
Bahrain (Cost $297,980)
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	320,760	0.35
			320,760	0.35
Benin (Cost $389,600)
Benin (Rep of), 7.960%, 02/13/2038		200,000	189,250	0.21
Benin (Rep of), 8.375%, 01/23/2041[3]		200,000	193,250	0.21
			382,500	0.42
Brazil (Cost $9,183,823)
Brazil (Rep of), 2.875%, 06/06/2025		200,000	197,960	0.22
Brazil (Rep of), 6.000%, 04/07/2026		250,000	252,242	0.28
Brazil (Rep of), 4.625%, 01/13/2028		240,000	233,904	0.26
Brazil (Rep of), 6.125%, 03/15/2034		200,000	191,270	0.21
Brazil (Rep of), 5.000%, 01/27/2045		277,000	207,612	0.23
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[4]	BRL	17,894,000	2,193,710	2.42
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[4]	BRL	6,400,000	732,781	0.81
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	11,095,000	967,893	1.07
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	10,510,000	1,663,937	1.84
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		483,339	410,539	0.45
Oi S.A., 10.000%, (100% Cash), 06/30/2027[3,5]		668,588	581,672	0.64
Oi S.A., 8.500%, 12/31/2028[3,5]		3,323,859	282,528	0.31
			7,916,048	8.74

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Bulgaria (Cost $23,086)
Bulgaria (Rep of), 5.000%, 03/05/2037		24,000	$22,530	0.02
			22,530	0.02
Chile (Cost $2,428,683)
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	390,000,000	395,244	0.44
Chile (Rep of), 4.950%, 01/05/2036		610,637	579,189	0.64
Chile (Rep of), 3.100%, 05/07/2041		360,000	257,400	0.28
Chile (Rep of), 3.100%, 01/22/2061		354,000	208,198	0.23
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	217,699	0.24
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		264,000	195,756	0.22
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	228,522	0.25
			2,082,008	2.30
China (Cost $27,501,550)
Central China Real Estate Ltd., 7.650%, 08/27/2023[6,7]		1,900,000	87,400	0.10
Central China Real Estate Ltd., 7.900%, 11/07/2023[6,7]		1,910,000	87,860	0.10
Central China Real Estate Ltd., 7.250%, 08/13/2024[6,7]		3,666,000	164,970	0.18
Central China Real Estate Ltd., 7.650%, 08/27/2025[6]		1,667,000	75,015	0.08
China (Rep of), 2.270%, 05/25/2034	CNY	6,760,000	982,324	1.08
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[6,7]		1,800,000	92,250	0.10
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[6,7]		1,180,000	60,475	0.07
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[6]		1,330,000	68,164	0.08
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[6]		727,000	37,259	0.04
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		4,515,000	112,875	0.12
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		5,635,000	140,875	0.16
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,189,000	29,725	0.03
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		2,175,000	54,375	0.06
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		3,500,000	192,500	0.21
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		2,500,000	137,500	0.15
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6,7]		150,000	12,750	0.01
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	258,075	0.29
Sunac China Holdings Ltd., 6.000%, 09/30/2025[5]		242,011	19,966	0.02
Sunac China Holdings Ltd., 6.250%, 09/30/2026[5]		242,599	20,742	0.02
Sunac China Holdings Ltd., 6.500%, 09/30/2027[5]		243,156	20,790	0.02
Sunac China Holdings Ltd., 6.750%, 09/30/2028[5]		390,696	33,405	0.04
Sunac China Holdings Ltd., 7.000%, 09/30/2029[5]		175,771	14,260	0.02
Sunac China Holdings Ltd., 7.250%, 09/30/2030[5]		340,689	27,640	0.03
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[6,7]		1,595,000	115,637	0.13
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6,7]		3,962,000	287,245	0.32
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[6]		1,330,000	96,425	0.11
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		320,000	23,200	0.03
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,110,000	2,775	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6,7]		1,532,000	3,830	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		400,000	$1,000	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6,7]		3,158,000	7,895	0.01
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[6,7]		387,000	2,322	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6,7]		3,591,000	21,546	0.02
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[6,7]		4,406,000	11,015	0.01
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[6]		8,407,000	21,017	0.02
Zhenro Properties Group Ltd., 14.724%, 03/05/2025[6]		1,360,000	3,400	—
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[6]		2,065,000	5,163	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[6]		5,713,000	14,283	0.02
			3,347,948	3.69
Colombia (Cost $1,690,891)
Colombia (Rep of), 3.875%, 04/25/2027		291,000	279,797	0.31
Colombia (Rep of), 5.625%, 02/26/2044		250,000	186,125	0.20
Colombia (Rep of), 5.000%, 06/15/2045		344,000	232,286	0.26
Colombian TES, 6.000%, 04/28/2028	COP	2,578,800,000	545,948	0.60
Colombian TES, 7.750%, 09/18/2030	COP	449,400,000	93,703	0.10
Colombian TES, 7.000%, 03/26/2031	COP	914,100,000	179,505	0.20
			1,517,364	1.67
Costa Rica (Cost $395,388)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	202,407	0.22
Costa Rica (Rep of), 7.300%, 11/13/2054		200,000	209,300	0.23
			411,707	0.45
Czech Republic (Cost $3,361,789)
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,640,000	58,886	0.07
Czech (Rep of), 5.000%, 09/30/2030	CZK	7,900,000	346,740	0.38
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,310,000	153,710	0.17
Czech (Rep of), 2.000%, 10/13/2033	CZK	2,410,000	85,002	0.09
Czech (Rep of), 4.900%, 04/14/2034	CZK	3,000,000	131,837	0.15
Czech (Rep of), 4.200%, 12/04/2036	CZK	3,130,000	129,959	0.14
Czech (Rep of), 1.500%, 04/24/2040	CZK	6,240,000	178,609	0.20
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	669,526	—	—
			1,084,743	1.20
Dominican Republic (Cost $2,024,289)
Dominican (Rep of), 6.875%, 01/29/2026		128,000	129,101	0.14
Dominican (Rep of), 6.000%, 07/19/2028		198,000	197,442	0.22
Dominican (Rep of), 4.875%, 09/23/2032		790,000	710,605	0.78
Dominican (Rep of), 5.300%, 01/21/2041		294,000	251,076	0.28
Dominican (Rep of), 6.500%, 02/15/2048		222,000	213,398	0.24
Dominican (Rep of), 6.400%, 06/05/2049		156,000	147,794	0.16
Dominican (Rep of), 5.875%, 01/30/2060		450,000	386,212	0.43
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	3,350,000	54,989	0.06
			2,090,617	2.31

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ecuador (Cost $187,929)
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		417,684	$245,807	0.27
			245,807	0.27
Egypt (Cost $1,909,435)
Egypt (Rep of), 25.318%, 08/13/2027	EGP	11,277,000	233,921	0.26
Egypt (Rep of), 6.588%, 02/21/2028		391,000	374,035	0.41
Egypt (Rep of), 8.625%, 02/04/2030[3]		200,000	199,250	0.22
Egypt (Rep of), 7.625%, 05/29/2032		239,000	213,883	0.24
Egypt (Rep of), 8.500%, 01/31/2047		399,000	319,388	0.35
Egypt (Rep of), 7.903%, 02/21/2048		350,000	265,247	0.29
Egypt (Rep of), 8.700%, 03/01/2049		279,000	227,059	0.25
Egypt (Rep of), 8.875%, 05/29/2050		207,000	170,255	0.19
			2,003,038	2.21
El Salvador (Cost $183,941)
El Salvador (Rep of), 7.650%, 06/15/2035		103,000	99,181	0.11
El Salvador (Rep of), 7.125%, 01/20/2050		150,000	127,312	0.14
			226,493	0.25
Gabon (Cost $175,920)
Gabon (Rep of), 6.625%, 02/06/2031		217,000	170,888	0.19
			170,888	0.19
Ghana (Cost $979,278)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		49,032	45,769	0.05
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,3]		430,132	383,463	0.42
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		100,812	78,352	0.09
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,3]		605,369	441,163	0.49
			948,747	1.05
Guatemala (Cost $299,620)
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	222,844	0.25
			222,844	0.25
Hungary (Cost $1,879,133)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	93,410,000	240,210	0.27
Hungary (Rep of), 2.125%, 09/22/2031		522,000	418,080	0.46
Hungary (Rep of), 7.000%, 10/24/2035	HUF	119,180,000	309,930	0.34
Hungary (Rep of), 3.000%, 10/27/2038	HUF	71,560,000	121,169	0.13
Hungary (Rep of), 3.125%, 09/21/2051		394,000	234,662	0.26
Hungary (Rep of), 6.750%, 09/25/2052		200,000	206,688	0.23
MFB Magyar Fejlesztesi Bank Zrt, 6.500%, 06/29/2028		200,000	203,626	0.22
			1,734,365	1.91
India (Cost $1,775,502)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	272,424	0.30

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (continued)
India (Rep of), 7.540%, 05/23/2036	INR	38,740,000	$471,960	0.52
India (Rep of), 7.180%, 07/24/2037	INR	57,760,000	685,738	0.76
India (Rep of), 7.360%, 09/12/2052	INR	4,480,000	53,847	0.06
India (Rep of), 7.300%, 06/19/2053	INR	22,590,000	269,471	0.30
			1,753,440	1.94
Indonesia (Cost $5,243,934)
Indonesia (Rep of), 4.550%, 01/11/2028		229,000	227,212	0.25
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	98,415	0.11
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	5,799,000,000	373,309	0.41
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,394,000,000	208,741	0.23
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	67,725	0.08
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	2,344,000,000	148,621	0.17
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	3,005,000,000	199,846	0.22
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	253,573	0.28
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	2,210,000,000	146,945	0.16
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	109,438	0.12
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	203,788	0.23
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	576,000,000	36,308	0.04
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	3,649,000,000	223,582	0.25
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	1,774,000,000	119,837	0.13
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	219,789	0.24
Indonesia (Rep of), 5.250%, 01/08/2047		346,000	328,267	0.36
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	161,260	0.18
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	255,592	0.28
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	322,009	0.36
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	261,000	0.29
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	193,776	0.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		233,000	200,660	0.22
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	192,812	0.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	274,770	0.30
			4,827,275	5.33
Ivory Coast (Cost $1,307,193)
Ivory Coast (Rep of), 6.375%, 03/03/2028		360,000	359,219	0.40
Ivory Coast (Rep of), 6.125%, 06/15/2033		711,000	636,345	0.70
Ivory Coast (Rep of), 8.250%, 01/30/2037		310,000	301,571	0.33
			1,297,135	1.43
Jamaica (Cost $229,853)
Jamaica (Rep of), 7.875%, 07/28/2045		201,000	231,351	0.26
			231,351	0.26

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kazakhstan (Cost $704,769)
Kazakhstan (Rep of), 4.714%, 04/09/2035[3]		290,000	$276,805	0.31
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	311,931	0.34
			588,736	0.65
Kenya (Cost $154,662)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	165,500	0.18
			165,500	0.18
Malaysia (Cost $5,839,360)
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	8,262,000	1,862,031	2.06
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	279,000	63,394	0.07
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	648,000	146,471	0.16
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	4,396,000	984,773	1.09
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	3,407,000	790,928	0.87
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,351,000	298,832	0.33
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	529,000	118,787	0.13
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	669,000	154,897	0.17
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	49,762	0.06
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	38,999	0.04
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	460,000	101,356	0.11
Malaysia Government Investment Issue, 4.070%, 09/30/2026	MYR	280,000	63,550	0.07
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	119,000	27,377	0.03
Petronas Capital Ltd., 2.480%, 01/28/2032		404,000	338,172	0.37
Petronas Capital Ltd., 4.550%, 04/21/2050		770,000	651,774	0.72
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	246,748	0.27
			5,937,851	6.55
Mexico (Cost $4,911,233)
Comision Federal de Electricidad, 3.875%, 07/26/2033		292,000	235,060	0.26
Comision Federal de Electricidad, 6.450%, 01/24/2035[3]		200,000	188,500	0.21
Mexican Bonos, 8.500%, 05/31/2029	MXN	21,260,000	982,608	1.09
Mexican Bonos, 7.750%, 05/29/2031	MXN	3,960,000	172,703	0.19
Mexico (Rep of), 5.400%, 02/09/2028		212,000	211,205	0.23
Mexico (Rep of), 4.750%, 03/08/2044		88,000	66,792	0.07
Mexico (Rep of), 5.550%, 01/21/2045		151,000	130,011	0.14
Mexico (Rep of), 6.338%, 05/04/2053		274,000	243,860	0.27
Mexico (Rep of), 3.771%, 05/24/2061		296,000	168,998	0.19
Mexico (Rep of), 3.750%, 04/19/2071		498,000	273,900	0.30
Mexico (Rep of), 5.750%, 10/12/2110		156,000	119,340	0.13
Petroleos Mexicanos, 8.750%, 06/02/2029		222,000	219,769	0.24
Petroleos Mexicanos, 6.750%, 09/21/2047		645,000	441,502	0.49
Petroleos Mexicanos, 6.350%, 02/12/2048		174,000	114,588	0.13
Petroleos Mexicanos, 7.690%, 01/23/2050		809,000	603,514	0.67
Petroleos Mexicanos, 6.950%, 01/28/2060		451,000	309,517	0.34
			4,481,867	4.95

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mongolia (Cost $209,791)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	$223,847	0.25
			223,847	0.25
Morocco (Cost $574,704)
Morocco (Rep of), 6.500%, 09/08/2033		450,000	463,307	0.51
Morocco (Rep of), 4.000%, 12/15/2050		200,000	135,688	0.15
			598,995	0.66
Nigeria (Cost $1,947,254)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	275,072	0.30
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	276,691	0.30
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	165,496	0.18
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	422,861	0.47
Nigeria OMO Bill, 0.000%, 09/30/2025[4]	NGN	52,266,000	29,797	0.03
Nigeria OMO Bill, 0.000%, 10/07/2025[4]	NGN	613,308,000	351,944	0.39
Nigeria OMO Bill, 0.000%, 11/04/2025[4]	NGN	364,474,000	205,006	0.23
Nigeria OMO Bill, 0.000%, 12/09/2025[4]	NGN	244,804,000	132,870	0.15
Nigeria Treasury Bill, 19.452%, 03/06/2025[9]	NGN	187,601,000	123,629	0.14
Nigeria Treasury Bill, 19.884%, 03/27/2025[9]	NGN	210,082,000	136,326	0.15
			2,119,692	2.34
Oman (Cost $1,611,858)
Oman (Rep of), 4.750%, 06/15/2026		254,000	252,412	0.28
Oman (Rep of), 6.750%, 10/28/2027		267,000	276,043	0.30
Oman (Rep of), 6.000%, 08/01/2029		380,000	386,179	0.43
Oman (Rep of), 6.500%, 03/08/2047		200,000	197,732	0.22
Oman (Rep of), 6.750%, 01/17/2048		215,000	219,122	0.24
Oman (Rep of), 7.000%, 01/25/2051		302,000	316,662	0.35
			1,648,150	1.82
Pakistan (Cost $83,188)
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	161,525	0.18
			161,525	0.18
Panama (Cost $778,345)
Panama (Rep of), 9.375%, 04/01/2029		194,000	214,492	0.24
Panama (Rep of), 6.700%, 01/26/2036		213,000	200,832	0.22
Panama (Rep of), 4.300%, 04/29/2053		357,000	215,942	0.24
			631,266	0.70
Paraguay (Cost $495,066)
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	325,052	0.36
Paraguay (Rep of), 5.400%, 03/30/2050		200,000	169,438	0.19
			494,490	0.55
Peru (Cost $2,064,259)
Peru (Rep of), 8.750%, 11/21/2033		273,000	324,114	0.36
Peru (Rep of), 5.375%, 02/08/2035		693,000	668,988	0.74

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	504,000	$140,802	0.16
Peru (Rep of), 3.300%, 03/11/2041		154,000	111,457	0.12
Peru (Rep of), 5.625%, 11/18/2050		156,000	145,519	0.16
Peru (Rep of), 2.780%, 12/01/2060		264,000	140,012	0.15
Peru (Rep of), 3.230%, 07/28/2121		117,000	62,057	0.07
Petroleos del Peru S.A., 5.625%, 06/19/2047		400,000	252,356	0.28
			1,845,305	2.04
Philippines (Cost $1,317,384)
Philippines (Rep of), 10.625%, 03/16/2025		126,000	126,945	0.14
Philippines (Rep of), 9.500%, 02/02/2030		186,000	221,991	0.25
Philippines (Rep of), 7.750%, 01/14/2031		209,000	237,194	0.26
Philippines (Rep of), 6.375%, 10/23/2034		102,000	109,140	0.12
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	200,271	0.22
Philippines (Rep of), 3.950%, 01/20/2040		353,000	292,108	0.32
			1,187,649	1.31
Poland (Cost $3,457,647)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	195,964	0.22
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034[3]		200,000	199,080	0.22
Bank Gospodarstwa Krajowego, 6.250%, 07/09/2054[3]		200,000	195,926	0.22
Poland (Rep of), 2.500%, 07/25/2026	PLN	470,000	111,177	0.12
Poland (Rep of), 0.250%, 10/25/2026	PLN	471,000	106,559	0.12
Poland (Rep of), 3.750%, 05/25/2027	PLN	2,604,000	620,546	0.69
Poland (Rep of), 2.500%, 07/25/2027	PLN	491,000	113,192	0.13
Poland (Rep of), 5.500%, 11/16/2027		208,000	212,682	0.23
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,447,000	329,564	0.36
Poland (Rep of), 7.500%, 07/25/2028	PLN	1,020,000	267,194	0.30
Poland (Rep of), 1.250%, 10/25/2030	PLN	946,000	184,397	0.20
Poland (Rep of), 4.875%, 10/04/2033		88,000	85,011	0.09
Poland (Rep of), 6.000%, 10/25/2033	PLN	2,123,000	529,100	0.58
Poland (Rep of), 5.000%, 10/25/2034	PLN	732,000	168,987	0.19
Poland (Rep of), 5.500%, 04/04/2053		70,000	65,101	0.07
Poland (Rep of), 5.500%, 03/18/2054		137,000	127,387	0.14
			3,511,867	3.88
Qatar (Cost $1,322,054)
Qatar (Rep of), 3.250%, 06/02/2026		272,000	267,835	0.30
Qatar (Rep of), 4.817%, 03/14/2049		571,000	518,542	0.57
QatarEnergy, 3.125%, 07/12/2041		650,000	475,137	0.52
			1,261,514	1.39
Romania (Cost $2,372,238)
Romania (Rep of), 3.000%, 02/27/2027		68,000	64,639	0.07
Romania (Rep of), 5.800%, 07/26/2027	RON	2,400,000	483,588	0.53
Romania (Rep of), 4.150%, 01/26/2028	RON	1,500,000	287,341	0.32
Romania (Rep of), 6.625%, 02/17/2028		172,000	174,692	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 5.875%, 01/30/2029		224,000	$219,563	0.24
Romania (Rep of), 3.000%, 02/14/2031		60,000	49,275	0.06
Romania (Rep of), 7.350%, 04/28/2031	RON	1,320,000	272,962	0.30
Romania (Rep of), 3.625%, 03/27/2032		324,000	267,097	0.30
Romania (Rep of), 7.125%, 01/17/2033		88,000	88,932	0.10
Romania (Rep of), 5.750%, 03/24/2035[3]		84,000	75,243	0.08
Romania (Rep of), 6.125%, 01/22/2044		56,000	49,139	0.05
Romania (Rep of), 4.000%, 02/14/2051		172,000	108,123	0.12
			2,140,594	2.36
Saudi Arabia (Cost $1,714,217)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	353,153	0.39
Saudi (Rep of), 4.750%, 01/18/2028		348,000	346,260	0.38
Saudi (Rep of), 4.625%, 10/04/2047		249,000	205,736	0.23
Saudi (Rep of), 3.750%, 01/21/2055		226,000	153,680	0.17
Saudi (Rep of), 4.500%, 04/22/2060		297,000	231,289	0.25
Suci Second Investment Co., 4.375%, 09/10/2027		237,000	233,000	0.26
			1,523,118	1.68
South Africa (Cost $3,110,657)
South Africa (Rep of), 4.300%, 10/12/2028		580,000	543,750	0.60
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	21,246,025	1,089,663	1.20
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	8,115,222	401,360	0.44
South Africa (Rep of), 5.875%, 04/20/2032		215,000	202,369	0.22
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,214,744	107,520	0.12
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,488,840	67,416	0.07
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,749,643	161,188	0.18
South Africa (Rep of), 5.650%, 09/27/2047		346,000	257,770	0.29
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	6,335,611	269,897	0.30
			3,100,933	3.42
Supranational (Cost $884,226)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	11,600,000	133,784	0.15
Inter-American Development Bank, 7.350%, 10/06/2030	INR	18,000,000	210,228	0.23
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	30,000,000	345,635	0.38
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	14,700,000	166,394	0.18
			856,041	0.94
Thailand (Cost $1,110,855)
Thailand (Rep of), 2.350%, 06/17/2026	THB	19,006,000	565,524	0.62
Thailand (Rep of), 2.650%, 06/17/2028	THB	5,219,000	157,477	0.17
Thailand (Rep of), 3.390%, 06/17/2037	THB	946,000	30,941	0.04
Thailand (Rep of), 3.300%, 06/17/2038	THB	7,654,000	247,314	0.27
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,744,000	52,597	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
Thailand (Rep of), 3.600%, 06/17/2067	THB	1,802,000	$60,473	0.07
			1,114,326	1.23
Turkey (Cost $2,887,154)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	6,971,650	205,360	0.22
Turkey (Rep of), 5.250%, 03/13/2030		356,000	333,914	0.37
Turkey (Rep of), 7.125%, 07/17/2032		242,000	241,850	0.27
Turkey (Rep of), 26.200%, 10/05/2033	TRY	22,698,679	651,209	0.72
Turkey (Rep of), 6.500%, 01/03/2035		265,000	250,711	0.28
Turkey (Rep of), 4.875%, 04/16/2043		536,000	383,408	0.42
Turkey (Rep of), 5.750%, 05/11/2047		520,000	400,514	0.44
Turkiye Ihracat Kredi Bankasi A.S., 9.000%, 01/28/2027		386,000	404,938	0.45
			2,871,904	3.17
Ukraine (Cost $516,791)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,3]		17,110	9,641	0.01
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,3]		63,943	27,591	0.03
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2034[2,3]		602,612	339,572	0.38
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,3]		54,036	33,394	0.04
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2035[2,3]		278,322	154,330	0.17
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,3]		45,030	27,766	0.03
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2036[2,3]		90,320	49,495	0.05
			641,789	0.71
United Arab Emirates (Cost $1,003,829)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	245,270	0.27
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	205,942	0.23
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	303,145	0.33
DP World Ltd., 5.625%, 09/25/2048		230,000	212,679	0.24
			967,036	1.07
United States (Cost $3,446,399)
U.S. Treasury Bill, 4.156%, 04/17/2025[9]		3,476,900	3,447,367	3.80
			3,447,367	3.80
Uruguay (Cost $2,044,434)
Uruguay (Rep of), 7.875%, 01/15/2033[5]		215,154	248,931	0.27
Uruguay (Rep of), 5.750%, 10/28/2034		229,978	235,512	0.26
Uruguay (Rep of), 7.625%, 03/21/2036		158,487	184,202	0.20
Uruguay (Rep of), 4.125%, 11/20/2045		141,498	118,009	0.13
Uruguay (Rep of), 5.100%, 06/18/2050		134,805	122,646	0.14
Uruguay (Rep of), 4.975%, 04/20/2055		291,868	254,866	0.28

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay (Rep of), 5.250%, 09/10/2060		217,444	$195,221	0.22
Uruguay Monetary Regulation Bill, 0.000%, 04/25/2025[4]	UYU	1,410,000	31,886	0.04
Uruguay Monetary Regulation Bill, 0.000%, 05/02/2025[4]	UYU	5,533,000	124,852	0.14
Uruguay Monetary Regulation Bill, 0.000%, 07/25/2025[4]	UYU	3,737,000	82,588	0.09
Uruguay Monetary Regulation Bill, 0.000%, 08/22/2025[4]	UYU	1,419,000	31,115	0.03
Uruguay Monetary Regulation Bill, 0.000%, 10/01/2025[4]	UYU	7,384,000	160,399	0.18
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[4]	UYU	3,783,000	81,515	0.09
			1,871,742	2.07
Venezuela (Cost $8,944,917)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,533,000	6,855,030	7.57
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[6,7]		300,000	38,550	0.04
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[6,7]		454,000	63,560	0.07
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		906,000	124,575	0.14
Venezuela (Rep of), 11.750%, 10/21/2026[6]		3,078,900	611,162	0.68
Venezuela (Rep of), 9.250%, 09/15/2027[6]		5,190,000	999,075	1.10
Venezuela (Rep of), 11.950%, 08/05/2031[6]		3,686,100	700,359	0.77
			9,392,311	10.37
Zambia (Cost $232,594)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		161,082	142,960	0.16
Zambia (Rep of), 0.500%, 12/31/2053		160,015	97,159	0.10
			240,119	0.26
Total Debt Securities (Cost $117,723,992)			89,259,647	98.51

	Currency	Shares	Value	% of Net Assets
Equity Securities
Brazil (Cost $—)
Oi S.A.*	BRL	2,101,348	$593,291	0.65
			593,291	0.65
China (Cost $56,269)
Sunac Services Holdings Ltd.[3]	HKD	206,826	41,562	0.05
			41,562	0.05
Total Equity Securities (Cost $56,269)			634,853	0.70
Total Investments (Total Cost $117,780,261)			89,894,500	99.21
Other Assets Less Liabilities			715,929	0.79
Net Assets			$90,610,429	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
[2]	Step coupon bond. Rate as of January 31, 2025 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $4,360,398 or 4.81% of net assets.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At January 31, 2025, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2025	Citibank	Brazilian Real	1,212,551	United States Dollar	197,500	$9,762
02/04/2025	Deutsche Bank	Brazilian Real	1,172,438	United States Dollar	195,000	5,406
02/04/2025	Merrill Lynch	Brazilian Real	17,912,649	United States Dollar	3,025,785	36,039
02/04/2025	Morgan Stanley	Brazilian Real	1,808,268	United States Dollar	297,500	11,589
02/04/2025	Santander	Brazilian Real	512,110	United States Dollar	82,944	4,592
02/12/2025	Citibank	Indonesian Rupiah	1,814,000,000	United States Dollar	110,635	569
02/12/2025	Deutsche Bank	Indonesian Rupiah	1,448,000,000	United States Dollar	88,474	292
02/12/2025	JPMorgan Chase	Indonesian Rupiah	483,000,000	United States Dollar	29,473	137
02/12/2025	Morgan Stanley	Indonesian Rupiah	1,445,000,000	United States Dollar	88,180	403
02/12/2025	Barclays	United States Dollar	39,500	Indonesian Rupiah	628,555,600	968
02/12/2025	BNP Paribas	United States Dollar	365,000	Indonesian Rupiah	5,816,387,500	8,438
02/12/2025	Deutsche Bank	United States Dollar	228,000	Indonesian Rupiah	3,709,947,600	569
02/12/2025	State Street	United States Dollar	32,900	Indonesian Rupiah	520,813,744	972
02/12/2025	BNP Paribas	United States Dollar	60,000	Taiwan Dollar	1,951,560	526
02/12/2025	UBS	United States Dollar	64,700	Taiwan Dollar	2,091,356	966
02/28/2025	Morgan Stanley	Philippine Peso	10,586,544	United States Dollar	179,133	1,932
02/28/2025	Merrill Lynch	Thai Baht	22,340,000	United States Dollar	649,277	15,154
02/28/2025	Barclays	Turkish Lira	11,018,091	United States Dollar	286,698	13,721
02/28/2025	Deutsche Bank	United States Dollar	36,400	Philippine Peso	2,117,461	184
02/28/2025	Morgan Stanley	United States Dollar	160,000	Singapore Dollar	214,685	1,852
03/06/2025	Deutsche Bank	United States Dollar	490,000	Brazilian Real	2,869,685	3,075
03/07/2025	Barclays	Turkish Lira	21,042,010	United States Dollar	460,255	109,961
03/07/2025	Morgan Stanley	Turkish Lira	4,151,014	United States Dollar	98,000	14,488
03/12/2025	UBS	United States Dollar	103,900	Chinese Offshore Yuan	750,063	1,313
03/12/2025	HSBC Bank	United States Dollar	175,027	Indian Rupee	15,091,713	1,369
03/12/2025	Merrill Lynch	United States Dollar	420,789	Indian Rupee	36,553,341	176
03/12/2025	JPMorgan Chase	United States Dollar	170,000	Korean Won	237,570,750	6,727
03/13/2025	Citibank	Egyptian Pound	7,320,191	United States Dollar	141,727	1,373
03/19/2025	UBS	Thai Baht	31,402,838	United States Dollar	929,802	5,280

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/19/2025	BNP Paribas	United States Dollar	1,437,917	Malaysian Ringgit	6,347,562	$11,673
04/09/2025	HSBC Bank	Egyptian Pound	2,067,818	United States Dollar	39,613	328
04/30/2025	Barclays	Chilean Peso	705,977,791	United States Dollar	708,252	10,713
04/30/2025	HSBC Bank	Hungarian Forint	234,776,736	United States Dollar	592,874	1,182
04/30/2025	Morgan Stanley	Peruvian Nuevo Sol	1,441,937	United States Dollar	385,935	558
04/30/2025	Merrill Lynch	Turkish Lira	35,320,743	United States Dollar	909,286	1,858
04/30/2025	Morgan Stanley	United States Dollar	1,176,907	Euro	1,123,883	5,820
04/30/2025	Citibank	United States Dollar	285,000	South African Rand	5,336,103	1,528
05/02/2025	Barclays	Turkish Lira	18,566,955	United States Dollar	401,507	76,634
06/12/2025	Morgan Stanley	Egyptian Pound	5,562,844	United States Dollar	101,977	2,701
Subtotal Appreciation						370,828
02/04/2025	Citibank	United States Dollar	270,000	Brazilian Real	1,596,942	(2,967)
02/04/2025	HSBC Bank	United States Dollar	3,386,890	Brazilian Real	21,021,073	(206,259)
02/12/2025	Barclays	Indonesian Rupiah	14,399,832,867	United States Dollar	910,633	(27,880)
02/12/2025	Citibank	Indonesian Rupiah	1,908,000,000	United States Dollar	120,144	(3,177)
02/12/2025	Deutsche Bank	Indonesian Rupiah	1,006,551,000	United States Dollar	63,000	(1,295)
02/12/2025	HSBC Bank	Taiwan Dollar	50,721,788	United States Dollar	1,567,907	(22,155)
02/24/2025	JPMorgan Chase	Indonesian Rupiah	14,821,826,760	United States Dollar	909,000	(1,074)
02/24/2025	Merrill Lynch	United States Dollar	396,000	Indonesian Rupiah	6,480,540,000	(972)
02/28/2025	HSBC Bank	Singapore Dollar	1,523,885	United States Dollar	1,133,000	(10,430)
02/28/2025	Merrill Lynch	Singapore Dollar	39,734	United States Dollar	29,600	(330)
02/28/2025	Morgan Stanley	Singapore Dollar	611,636	United States Dollar	457,356	(6,795)
03/06/2025	Merrill Lynch	United States Dollar	3,009,973	Brazilian Real	17,912,649	(29,427)
03/12/2025	HSBC Bank	Chinese Offshore Yuan	16,411,605	United States Dollar	2,264,744	(20,116)
03/12/2025	Merrill Lynch	Chinese Offshore Yuan	7,468,834	United States Dollar	1,028,000	(6,482)
03/12/2025	BNP Paribas	Indian Rupee	9,792,298	United States Dollar	113,000	(322)
03/12/2025	Deutsche Bank	Indian Rupee	9,888,930	United States Dollar	114,000	(210)
03/12/2025	HSBC Bank	Indian Rupee	39,731,000	United States Dollar	465,627	(8,449)
03/12/2025	Merrill Lynch	Indian Rupee	72,102,510	United States Dollar	846,711	(17,039)
03/12/2025	JPMorgan Chase	Korean Won	3,055,035,711	United States Dollar	2,199,291	(99,682)
03/13/2025	Citibank	United States Dollar	139,220	Egyptian Pound	7,320,191	(3,880)
04/09/2025	Citibank	United States Dollar	191,416	Egyptian Pound	10,158,470	(4,800)
04/30/2025	BNP Paribas	Czech Koruna	18,255,958	United States Dollar	759,200	(5,996)
04/30/2025	Morgan Stanley	Euro	1,123,883	United States Dollar	1,186,860	(15,773)
04/30/2025	HSBC Bank	Israeli Shekel	1,096,393	United States Dollar	310,260	(3,306)
04/30/2025	Merrill Lynch	Mexican Peso	50,081,474	United States Dollar	2,412,577	(28,591)
04/30/2025	Santander	Mexican Peso	4,921,723	United States Dollar	235,000	(715)
04/30/2025	HSBC Bank	Peruvian Nuevo Sol	414,387	United States Dollar	111,438	(367)
04/30/2025	Santander	Polish Zloty	1,108,127	United States Dollar	272,210	(630)
04/30/2025	Barclays	South African Rand	3,383,308	United States Dollar	179,827	(94)
04/30/2025	Citibank	United States Dollar	430,000	Chilean Peso	426,710,500	(4,560)
04/30/2025	Morgan Stanley	United States Dollar	299,789	Colombian Peso	1,287,306,414	(2,715)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/30/2025	HSBC Bank	United States Dollar	255,884	Hungarian Forint	101,322,366	$(492)
Subtotal Depreciation						(536,980)
Total						$(166,152)
At January 31, 2025, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
13.110% (Pay At Maturity)	1-Day BRL BZDIO (Receive At Maturity)	BRL	8,655,621	01/02/2029	$79,377	$—	$79,377
1-Day BRL BZDIO (Pay At Maturity)	15.605% (Receive At Maturity)	BRL	6,514,665	01/03/2028	—	—	—
4.905% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	682,000,000	10/14/2034	44,145	—	44,145
5.340% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	343,208,000	11/08/2034	10,309	—	10,309
1-Day CLP CLICP (Pay Semi-Annually)	4.830% (Receive Semi-Annually)	CLP	1,460,743,000	11/08/2026	(13,019)	—	(13,019)
5.231% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	236,792,000	11/12/2034	9,196	—	9,196
1-Day CLP CLICP (Pay Semi-Annually)	4.786% (Receive Semi-Annually)	CLP	939,257,000	11/12/2026	(9,190)	—	(9,190)
1-Day CLP CLICP (Pay Semi-Annually)	4.844% (Receive Semi-Annually)	CLP	1,433,400,000	11/26/2026	(12,483)	—	(12,483)
1-Day CLP CLICP (Pay Semi-Annually)	4.820% (Receive Semi-Annually)	CLP	1,452,200,000	12/02/2026	(13,340)	—	(13,340)
7-Day CNY CNRR (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	6,860,000	09/16/2025	5,195	—	5,195
9.355% (Pay Quarterly)	1-Day COOVIBR (Receive Quarterly)	COP	3,199,000,000	01/21/2035	(18,932)	—	(18,932)
1-Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	11,014,000,000	01/21/2027	15,944	—	15,944
1-Day INR MIBOR (Pay Semi-Annually)	5.999% (Receive Semi-Annually)	INR	20,630,000	12/12/2029	(1,073)	—	(1,073)
1-Day INR MIBOR (Pay Semi-Annually)	6.024% (Receive Semi-Annually)	INR	16,154,000	12/13/2029	(639)	—	(639)
1-Day MXN-TIIE-BANXICO (Pay Monthly)	8.812% (Receive Monthly)	MXN	30,500,000	03/17/2027	5,325	—	5,325
							$100,815
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,426,107)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[2]	BRL	3,891,000	$477,016	5.28
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[2]	BRL	1,316,000	150,678	1.67
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	4,433,000	386,721	4.28
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	716,000	113,357	1.25
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	390,000	58,014	0.64
			1,185,786	13.12
Chile (Cost $150,538)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	19,770	0.22
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	85,000,000	86,143	0.95
Bonos de la Tesoreria de la Republica en pesos, 6.200%, 10/01/2040[3]	CLP	30,000,000	31,290	0.35
			137,203	1.52
China (Cost $414,763)
China (Rep of), 2.850%, 06/04/2027	CNY	600,000	85,647	0.95
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	63,770	0.71
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	25,229	0.28
China (Rep of), 2.880%, 02/25/2033	CNY	720,000	108,555	1.20
China (Rep of), 2.350%, 02/25/2034	CNY	170,000	24,761	0.27
China (Rep of), 2.270%, 05/25/2034	CNY	280,000	40,688	0.45
China (Rep of), 3.720%, 04/12/2051	CNY	350,000	65,919	0.73
China (Rep of), 3.190%, 04/15/2053	CNY	140,000	24,619	0.27
			439,188	4.86
Colombia (Cost $322,711)
Colombian TES, 6.000%, 04/28/2028	COP	151,600,000	32,095	0.36
Colombian TES, 7.000%, 03/26/2031	COP	539,600,000	105,963	1.17
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	57,983	0.64
Colombian TES, 13.250%, 02/09/2033	COP	202,900,000	52,625	0.58
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	55,113	0.61
Colombian TES, 9.250%, 05/28/2042	COP	77,900,000	14,596	0.16
			318,375	3.52
Czech Republic (Cost $417,888)
Czech (Rep of), 2.500%, 08/25/2028	CZK	270,000	10,735	0.12
Czech (Rep of), 2.750%, 07/23/2029	CZK	350,000	13,906	0.15
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	21,923	0.24
Czech (Rep of), 0.950%, 05/15/2030	CZK	590,000	21,185	0.23
Czech (Rep of), 1.200%, 03/13/2031	CZK	1,540,000	54,701	0.61
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	59,558	0.66
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,590,000	56,080	0.62

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 4.900%, 04/14/2034	CZK	2,260,000	$99,317	1.10
Czech (Rep of), 1.950%, 07/30/2037	CZK	750,000	24,240	0.27
Czech (Rep of), 1.500%, 04/24/2040	CZK	1,230,000	35,207	0.39
			396,852	4.39
Egypt (Cost $46,506)
Egypt (Rep of), 25.318%, 08/13/2027	EGP	2,217,000	45,988	0.51
			45,988	0.51
Hungary (Cost $314,770)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	22,860,000	61,271	0.68
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	29,846	0.33
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	25,693	0.28
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,197	0.07
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	30,690	0.34
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	22,809	0.25
Hungary (Rep of), 7.000%, 10/24/2035	HUF	37,210,000	96,765	1.07
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	9,550	0.11
			282,821	3.13
India (Cost $391,066)
India (Rep of), 7.540%, 05/23/2036	INR	7,610,000	92,711	1.03
India (Rep of), 7.180%, 07/24/2037	INR	7,410,000	87,973	0.97
India (Rep of), 7.360%, 09/12/2052	INR	8,540,000	102,645	1.14
India (Rep of), 7.300%, 06/19/2053	INR	8,300,000	99,009	1.09
			382,338	4.23
Indonesia (Cost $1,072,297)
Indonesia (Rep of), 6.500%, 06/15/2025	IDR	1,063,000,000	65,221	0.72
Indonesia (Rep of), 5.125%, 04/15/2027	IDR	625,000,000	37,066	0.41
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	2,169,000,000	133,600	1.48
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	111,173	1.23
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	37,512	0.41
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	15,158	0.17
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	48,403	0.53
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	694,000,000	41,520	0.46
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	77,384	0.86
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	60,184	0.67
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	36,665	0.40
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	586,000,000	35,918	0.40
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	435,000,000	25,987	0.29
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	55,199	0.61
Indonesia (Rep of), 6.750%, 07/15/2035	IDR	250,000,000	15,049	0.17
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	42,222	0.47
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	2,309,000,000	141,477	1.56
			979,738	10.84

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (Cost $519,212)
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	92,000	$20,904	0.23
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	214,000	48,371	0.53
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	79,000	17,836	0.20
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	44,000	10,464	0.12
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	399,000	89,595	0.99
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	55,502	0.61
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	21,769	0.24
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	71,942	0.80
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	12,088	0.13
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	2,755	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	283,000	62,356	0.69
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	127,000	29,683	0.33
Malaysia Government Investment Issue, 4.070%, 09/30/2026	MYR	94,000	21,335	0.24
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	12,168	0.13
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	2,580	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	13,609	0.15
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	95,000	25,212	0.28
			518,169	5.73
Mexico (Cost $608,748)
Mexican Bonos, 8.500%, 05/31/2029	MXN	1,420,000	65,631	0.73
Mexican Bonos, 7.750%, 05/29/2031	MXN	7,370,000	321,419	3.56
Mexican Bonos, 7.500%, 05/26/2033	MXN	1,490,000	61,896	0.68
Mexican Bonos, 7.750%, 11/23/2034	MXN	450,000	18,585	0.20
Mexican Udibonos, 2.750%, 11/27/2031	MXN	160,000	54,818	0.61
			522,349	5.78
Nigeria (Cost $176,077)
Nigeria OMO Bill, 0.000%, 09/30/2025[2]	NGN	10,560,000	6,020	0.07
Nigeria OMO Bill, 0.000%, 10/07/2025[2]	NGN	122,724,000	70,425	0.78
Nigeria OMO Bill, 0.000%, 11/04/2025[2]	NGN	73,468,000	41,324	0.46
Nigeria OMO Bill, 0.000%, 12/09/2025[2]	NGN	34,338,000	18,637	0.20
Nigeria Treasury Bill, 19.478%, 03/06/2025[4]	NGN	28,220,000	18,597	0.20
Nigeria Treasury Bill, 19.884%, 03/27/2025[4]	NGN	48,874,000	31,715	0.35
			186,718	2.06
Peru (Cost $86,149)
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	34,000	9,576	0.11
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	283,000	79,062	0.87
			88,638	0.98
Poland (Cost $382,416)
Poland (Rep of), 3.750%, 05/25/2027	PLN	388,000	92,463	1.02
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	57,055	0.63
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	37,425	0.42
Poland (Rep of), 1.750%, 04/25/2032	PLN	197,000	37,334	0.41
Poland (Rep of), 6.000%, 10/25/2033	PLN	490,000	122,119	1.35

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 5.000%, 10/25/2034	PLN	189,000	$43,632	0.48
			390,028	4.31
Romania (Cost $359,947)
Romania (Rep of), 5.800%, 07/26/2027	RON	170,000	34,254	0.38
Romania (Rep of), 4.150%, 01/26/2028	RON	260,000	49,806	0.55
Romania (Rep of), 6.300%, 04/25/2029	RON	75,000	14,993	0.17
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	37,661	0.42
Romania (Rep of), 8.000%, 04/29/2030	RON	445,000	94,718	1.05
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	20,393	0.22
Romania (Rep of), 7.350%, 04/28/2031	RON	390,000	80,648	0.89
			332,473	3.68
South Africa (Cost $589,867)
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,666,386	79,329	0.88
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	1,646,706	81,442	0.90
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,615,886	126,995	1.41
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	576,460	26,076	0.29
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,725,529	78,133	0.86
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	2,253,183	96,859	1.07
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,824,672	120,331	1.33
			609,165	6.74
Supranational (Cost $242,965)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	2,100,000	24,220	0.27
Inter-American Development Bank, 7.350%, 10/06/2030	INR	8,000,000	93,435	1.03
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	4,500,000	51,845	0.57
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	5,800,000	65,652	0.73
			235,152	2.60
Thailand (Cost $422,914)
Thailand (Rep of), 2.650%, 06/17/2028	THB	183,000	5,522	0.06
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,161,000	38,000	0.42
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	58,053	0.64
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,103,000	57,935	0.64
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	14,574	0.16
Thailand (Rep of), 3.390%, 06/17/2037	THB	5,010,000	163,861	1.81
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	38,904	0.43
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,047,000	28,433	0.32
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,449,000	43,700	0.49
			448,982	4.97
Turkey (Cost $239,196)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	29,655	0.33

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 26.200%, 10/05/2033	TRY	6,716,134	$192,681	2.13
			222,336	2.46
United States (Cost $778,915)
U.S. Treasury Bill, 4.156%, 04/17/2025[4]		785,800	779,125	8.62
			779,125	8.62
Uruguay (Cost $114,195)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	416,243	8,913	0.10
Uruguay Monetary Regulation Bill, 0.000%, 04/25/2025[2]	UYU	244,000	5,518	0.06
Uruguay Monetary Regulation Bill, 0.000%, 05/02/2025[2]	UYU	1,133,000	25,566	0.28
Uruguay Monetary Regulation Bill, 0.000%, 07/25/2025[2]	UYU	646,000	14,277	0.16
Uruguay Monetary Regulation Bill, 0.000%, 08/22/2025[2]	UYU	295,000	6,469	0.07
Uruguay Monetary Regulation Bill, 0.000%, 10/01/2025[2]	UYU	1,463,000	31,780	0.35
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[2]	UYU	785,000	16,915	0.19
			109,438	1.21
Total Debt Securities (Cost $9,077,247)			8,610,862	95.26
Total Investments in Securities (Cost $9,077,247)			8,610,862	95.26
Total Investments (Total Cost $9,077,247)			8,610,862	95.26
Other Assets Less Liabilities			428,447	4.74
Net Assets			$9,039,309	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $225,841 or 2.50% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At January 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/04/2025	Citibank	Brazilian Real	153,488	United States Dollar	25,000	$1,236
02/04/2025	Deutsche Bank	Brazilian Real	240,500	United States Dollar	40,000	1,109
02/04/2025	Merrill Lynch	Brazilian Real	3,478,573	United States Dollar	587,597	6,999
02/04/2025	Morgan Stanley	Brazilian Real	152,523	United States Dollar	25,000	1,071
02/04/2025	Santander	Brazilian Real	56,820	United States Dollar	9,203	509
02/12/2025	Citibank	Indonesian Rupiah	328,000,000	United States Dollar	20,005	103
02/12/2025	Deutsche Bank	Indonesian Rupiah	262,000,000	United States Dollar	16,009	53

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/12/2025	HSBC Bank	Indonesian Rupiah	260,000,000	United States Dollar	15,933	$6
02/12/2025	JPMorgan Chase	Indonesian Rupiah	87,000,000	United States Dollar	5,309	25
02/12/2025	Morgan Stanley	Indonesian Rupiah	264,000,000	United States Dollar	16,110	74
02/12/2025	Barclays	United States Dollar	255,659	Indonesian Rupiah	4,042,729,813	7,827
02/12/2025	Deutsche Bank	United States Dollar	57,000	Indonesian Rupiah	927,486,900	142
02/28/2025	Merrill Lynch	Thai Baht	5,210,000	United States Dollar	151,420	3,534
02/28/2025	Barclays	Turkish Lira	1,686,443	United States Dollar	43,882	2,100
02/28/2025	Morgan Stanley	United States Dollar	232,262	Singapore Dollar	310,611	3,450
03/06/2025	Deutsche Bank	United States Dollar	45,000	Brazilian Real	263,543	282
03/07/2025	Barclays	Turkish Lira	3,127,072	United States Dollar	69,682	15,058
03/07/2025	Morgan Stanley	Turkish Lira	1,397,790	United States Dollar	33,000	4,879
03/12/2025	Goldman Sachs	United States Dollar	69,050	Indian Rupee	5,954,554	532
03/12/2025	HSBC Bank	United States Dollar	24,052	Indian Rupee	2,052,285	436
03/12/2025	JPMorgan Chase	United States Dollar	3,500	Indian Rupee	303,708	5
03/13/2025	Citibank	Egyptian Pound	1,483,276	United States Dollar	28,718	278
03/19/2025	BNP Paribas	Thai Baht	305,696	United States Dollar	8,947	156
03/19/2025	UBS	Thai Baht	8,154,636	United States Dollar	241,449	1,371
04/09/2025	HSBC Bank	Egyptian Pound	540,327	United States Dollar	10,351	86
04/30/2025	Barclays	Chilean Peso	108,104,144	United States Dollar	108,418	1,674
04/30/2025	Morgan Stanley	Colombian Peso	16,830,666	United States Dollar	3,920	36
04/30/2025	Morgan Stanley	Peruvian Nuevo Sol	327,162	United States Dollar	87,565	127
04/30/2025	Merrill Lynch	Turkish Lira	259,805	United States Dollar	6,688	14
04/30/2025	JPMorgan Chase	United States Dollar	7,600	Czech Koruna	183,164	43
04/30/2025	Morgan Stanley	United States Dollar	227,278	Euro	217,039	1,124
04/30/2025	Morgan Stanley	United States Dollar	17,500	Mexican Peso	363,426	200
04/30/2025	JPMorgan Chase	United States Dollar	4,500	Polish Zloty	18,281	20
04/30/2025	Goldman Sachs	United States Dollar	4,900	Romanian Leu	23,513	15
04/30/2025	Merrill Lynch	United States Dollar	28,856	Romanian Leu	138,484	87
04/30/2025	Barclays	United States Dollar	35,000	South African Rand	652,545	335
04/30/2025	Citibank	United States Dollar	45,000	South African Rand	842,543	241
04/30/2025	State Street	United States Dollar	4,200	South African Rand	78,665	21
04/30/2025	BNP Paribas	United States Dollar	5,100	Turkish Lira	197,521	5
05/02/2025	Barclays	Turkish Lira	3,616,878	United States Dollar	78,257	14,886
06/12/2025	Morgan Stanley	Egyptian Pound	1,244,655	United States Dollar	22,817	604
Subtotal Appreciation						70,753
02/04/2025	BNP Paribas	United States Dollar	62,000	Brazilian Real	387,704	(4,271)
02/04/2025	Citibank	United States Dollar	45,000	Brazilian Real	266,157	(494)
02/04/2025	HSBC Bank	United States Dollar	546,651	Brazilian Real	3,392,846	(33,291)
02/04/2025	JPMorgan Chase	United States Dollar	5,900	Brazilian Real	35,196	(116)
02/12/2025	Barclays	Indonesian Rupiah	234,000,000	United States Dollar	14,421	(76)
02/12/2025	HSBC Bank	Indonesian Rupiah	260,000,000	United States Dollar	16,029	(90)
02/12/2025	Merrill Lynch	Indonesian Rupiah	665,125,063	United States Dollar	42,123	(1,349)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/24/2025	JPMorgan Chase	Indonesian Rupiah	1,630,564,000	United States Dollar	100,000	$(118)
02/24/2025	Merrill Lynch	United States Dollar	44,000	Indonesian Rupiah	720,060,000	(108)
02/28/2025	HSBC Bank	Singapore Dollar	308,005	United States Dollar	229,000	(2,108)
03/06/2025	Merrill Lynch	United States Dollar	584,526	Brazilian Real	3,478,573	(5,715)
03/06/2025	Northern Trust	United States Dollar	35,000	Brazilian Real	206,416	(24)
03/12/2025	HSBC Bank	Chinese Offshore Yuan	2,049,698	United States Dollar	282,861	(2,522)
03/12/2025	Merrill Lynch	Chinese Offshore Yuan	1,371,241	United States Dollar	188,708	(1,163)
03/12/2025	BNP Paribas	Indian Rupee	3,466,300	United States Dollar	40,000	(114)
03/12/2025	Deutsche Bank	Indian Rupee	3,556,545	United States Dollar	41,000	(75)
03/12/2025	Merrill Lynch	Indian Rupee	1,303,028	United States Dollar	15,000	(6)
03/12/2025	HSBC Bank	United States Dollar	29,000	Chinese Offshore Yuan	213,271	(169)
03/13/2025	Citibank	United States Dollar	28,210	Egyptian Pound	1,483,276	(786)
03/19/2025	BNP Paribas	Malaysian Ringgit	2,201,491	United States Dollar	498,687	(4,031)
03/19/2025	JPMorgan Chase	United States Dollar	25,000	Malaysian Ringgit	111,670	(91)
03/19/2025	HSBC Bank	United States Dollar	63,000	Thai Baht	2,117,871	(64)
03/19/2025	Morgan Stanley	United States Dollar	38,700	Thai Baht	1,320,615	(624)
04/09/2025	Citibank	United States Dollar	38,786	Egyptian Pound	2,058,391	(972)
04/30/2025	BNP Paribas	Czech Koruna	2,370,978	United States Dollar	98,600	(779)
04/30/2025	Morgan Stanley	Euro	217,039	United States Dollar	229,201	(3,046)
04/30/2025	Merrill Lynch	Mexican Peso	6,240,191	United States Dollar	300,609	(3,562)
04/30/2025	Santander	Mexican Peso	1,151,893	United States Dollar	55,000	(167)
04/30/2025	HSBC Bank	Peruvian Nuevo Sol	45,232	United States Dollar	12,164	(40)
04/30/2025	Santander	Polish Zloty	1,065,570	United States Dollar	261,756	(606)
04/30/2025	Barclays	South African Rand	2,747,168	United States Dollar	146,016	(77)
04/30/2025	Morgan Stanley	South African Rand	554,838	United States Dollar	29,761	(286)
04/30/2025	Citibank	United States Dollar	90,000	Chilean Peso	89,311,500	(954)
04/30/2025	Citibank	United States Dollar	4,100	Colombian Peso	17,709,868	(62)
04/30/2025	Santander	United States Dollar	50,015	Colombian Peso	216,115,059	(770)
04/30/2025	HSBC Bank	United States Dollar	62,331	Hungarian Forint	24,681,482	(121)
04/30/2025	State Street	United States Dollar	5,700	Hungarian Forint	2,257,331	(12)
Subtotal Depreciation						(68,859)
Total						$1,894

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
At January 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
3M MYR KLIBO (Pay Quarterly)	3.622% (Pay Quarterly)	MYR	500,000	03/15/2028	$464	$—	$464	HSBC Bank
3M MYR KLIBO (Pay Quarterly)	3.680% (Pay Quarterly)	MYR	1,000,000	03/15/2028	1,330	—	1,330	HSBC Bank
							$1,794
At January 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day BRL BZDIO (Pay At Maturity)	15.605% (Receive At Maturity)	BRL	1,096,528	01/03/2028	$—	$—	$—
4.905% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	114,000,000	10/14/2034	7,379	—	7,379
5.34% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	68,641,000	11/08/2034	2,062	—	2,062
1-Day CLP CLICP (Pay Semi-Annually)	4.830% (Receive Semi-Annually)	CLP	304,321,000	11/08/2026	(2,712)	—	(2,712)
5.231% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	47,359,000	11/12/2034	1,839	—	1,839
1-Day CLP CLICP (Pay Semi-Annually)	4.786% (Receive Semi-Annually)	CLP	195,679,000	11/12/2026	(1,915)	—	(1,915)
1-Day CLP CLICP (Pay Semi-Annually)	4.844% (Receive Semi-Annually)	CLP	235,800,000	11/26/2026	(2,053)	—	(2,053)
1-Day CLP CLICP (Pay Semi-Annually)	4.820% (Receive Semi-Annually)	CLP	254,300,000	12/02/2026	(2,336)	—	(2,336)
7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	9,302	—	9,302
7-Day CNY CNRR (Pay Quarterly)	1.770% (Receive Quarterly)	CNY	700,000	10/11/2029	1,217	—	1,217
9.355% (Pay Quarterly)	1-Day COOVIBR (Receive Quarterly)	COP	634,000,000	01/21/2035	(3,752)	—	(3,752)
1-Day COOVIBR (Pay Quarterly)	8.42% (Receive Quarterly)	COP	2,183,000,000	01/21/2027	3,160	—	3,160
1-Day INR MIBOR (Pay Semi-Annually)	5.999% (Receive Semi-Annually)	INR	7,012,000	12/12/2029	(365)	—	(365)
1-Day INR MIBOR (Pay Semi-Annually)	6.024% (Receive Semi-Annually)	INR	5,490,000	12/13/2029	(217)	—	(217)
1-Day INR MIBOR (Pay Semi-Annually)	6.236% (Receive Semi-Annually)	INR	6,020,000	01/21/2030	441	—	441

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day INR MIBOR (Pay Semi-Annually)	6.074% (Receive Semi-Annually)	INR	28,147,000	02/03/2027	$(21)	$—	$(21)
1-Day MXN-TIIE-BANXICO (Pay Monthly)	9.020% (Receive Monthly)	MXN	10,000,000	12/16/2026	2,457	—	2,457
1-Day MXN-TIIE-BANXICO (Pay Monthly)	8.812% (Receive Monthly)	MXN	6,050,000	03/17/2027	1,056	—	1,056
6M PLN WIBOR (Pay Semi-Annually)	4.681% (Receive Annually)	PLN	150,000	06/19/2034	(149)	—	(149)
6M PLN WIBOR (Pay Semi-Annually)	4.970% (Receive Annually)	PLN	620,000	09/18/2034	(1,450)	—	(1,450)
							$13,943
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $200,000)
Azule Energy Finance PLC, 8.125%, 01/23/2030[2]		200,000	$202,640	0.80
			202,640	0.80
Argentina (Cost $799,150)
Pampa Energia S.A., 7.875%, 12/16/2034[2]		130,000	129,870	0.51
Telecom Argentina S.A., 9.500%, 07/18/2031		120,000	124,200	0.49
Vista Energy Argentina S.A.U., 7.625%, 12/10/2035[2]		130,000	127,368	0.51
YPF Energia Electrica S.A., 7.875%, 10/16/2032[2]		130,000	126,841	0.50
YPF S.A., 9.500%, 01/17/2031		177,000	187,239	0.74
YPF S.A., 8.750%, 09/11/2031[2]		107,818	111,214	0.44
			806,732	3.19
Brazil (Cost $2,292,443)
Braskem Netherlands Finance B.V., 8.000%, 10/15/2034[2]		200,000	193,400	0.76
CSN Inova Ventures, 6.750%, 01/28/2028		225,000	213,806	0.84
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		200,000	181,646	0.72
LD Celulose International GmbH, 7.950%, 01/26/2032[2]		200,000	204,038	0.81
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		326,829	277,602	1.10
Nexa Resources S.A., 6.750%, 04/09/2034		200,000	202,500	0.80
Oi S.A., 10.000%, 06/30/2027[2,3]		391,492	340,598	1.35
Oi S.A., 8.500%, 12/31/2028[2,3]		1,933,227	164,324	0.65
Petrobras Global Finance B.V., 6.850%, 06/05/2115		30,000	26,873	0.11
Rumo Luxembourg S.a.r.l., 4.200%, 01/18/2032		250,000	212,825	0.84
Suzano Austria GmbH, 3.125%, 01/15/2032		75,000	62,625	0.25
Trident Energy Finance PLC, 12.500%, 11/30/2029		200,000	210,140	0.83
			2,290,377	9.06
Chile (Cost $1,046,585)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 12/31/2099[4]		200,000	209,300	0.83
BPCE S.A., 3.150%, 03/06/2030		245,000	218,050	0.86
Cencosud S.A., 4.375%, 07/17/2027		200,000	195,750	0.78
Chile Electricity Lux Mpc II S.a.r.l., 5.580%, 10/20/2035[2]		200,000	194,920	0.77
VTR Finance N.V., 6.375%, 07/15/2028		200,000	187,000	0.74
			1,005,020	3.98
China (Cost $15,513,715)
Central China Real Estate Ltd., 7.250%, 07/16/2024[5,6]		465,000	20,925	0.08
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		2,611,000	117,495	0.47
Central China Real Estate Ltd., 7.250%, 04/28/2025[5]		190,000	9,120	0.04
Central China Real Estate Ltd., 7.650%, 08/27/2025[5]		400,000	18,000	0.07
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		200,000	10,250	0.04
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		760,000	38,950	0.16
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5]		1,236,000	63,346	0.25
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		1,099,000	56,324	0.22
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[5,6]		830,000	20,750	0.08

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[5,6]		1,200,000	$30,000	0.12
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[5,6]		1,840,000	46,000	0.18
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		925,000	23,125	0.09
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[5,6]		1,850,000	101,750	0.40
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[5,6]		400,000	22,000	0.09
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[5,6]		1,350,000	74,250	0.29
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[5]		1,180,000	64,900	0.26
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[5]		625,000	34,375	0.14
Meituan, 0.000%, 04/27/2028[7]		200,000	190,840	0.76
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3]		100,000	8,250	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3]		100,000	8,550	0.03
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3]		100,000	8,550	0.03
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3]		100,000	8,550	0.03
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3]		100,000	8,113	0.03
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3]		100,000	8,113	0.03
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[5,6]		3,200,550	232,040	0.92
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,360,000	3,400	0.01
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	5,237	0.02
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		700,000	1,750	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		2,315,000	13,890	0.06
			1,248,843	4.94
Colombia (Cost $1,326,032)
Al Candelaria S.A., 5.750%, 06/15/2033		250,000	206,875	0.82
Banco Davivienda S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.097%), 6.650%, 04/22/2031[4]		230,000	205,344	0.81
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.320%), 8.625%, 12/24/2034[4]		200,000	209,000	0.83
Ecopetrol S.A., 8.875%, 01/13/2033		176,000	180,849	0.72
Ecopetrol S.A., 8.375%, 01/19/2036		123,000	119,371	0.47
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	68,590	0.27
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.375%, 12/30/2030		200,000	172,900	0.68
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	178,460	0.71
			1,341,389	5.31
Congo, The Democ. Rep. of (Cost $200,000)
Ivanhoe Mines Ltd., 7.875%, 01/23/2030[2]		200,000	200,410	0.79
			200,410	0.79
Costa Rica (Cost $215,475)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		200,000	213,856	0.85
			213,856	0.85
Czech Republic (Cost $2,179,875)
Energo-Pro A.S., 11.000%, 11/02/2028		200,000	215,128	0.85
New World Resources N.V., 8.000%, 04/07/2020[5,6,8,9]	EUR	1,685,299	—	—

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
New World Resources N.V., 0.000%, 10/07/2020[2,5,6,8,9,10]	EUR	101,612	$—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8,9]	EUR	700,590	—	—
			215,128	0.85
Ecuador (Cost $255,803)
International Airport Finance S.A., 12.000%, 03/15/2033		245,664	261,939	1.04
			261,939	1.04
Georgia (Cost $195,561)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[4]		200,000	195,500	0.77
			195,500	0.77
Ghana (Cost $192,993)
Kosmos Energy Ltd., 8.750%, 10/01/2031		200,000	190,750	0.75
			190,750	0.75
Guatemala (Cost $177,867)
CT Trust, 5.125%, 02/03/2032		200,000	179,190	0.71
			179,190	0.71
Hong Kong (Cost $877,512)
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.300%), 4.875%, 04/22/2032[4]		300,000	288,024	1.14
Prudential Funding Asia PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.517%), 2.950%, 11/03/2033[4]		200,000	182,374	0.72
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.574%), 7.875%, 03/08/2030[4]		200,000	206,760	0.82
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[4]		200,000	201,272	0.80
			878,430	3.48
India (Cost $826,692)
Muthoot Finance Ltd., 7.125%, 02/14/2028		200,000	203,438	0.81
Power Finance Corp. Ltd., 4.500%, 06/18/2029		235,000	226,977	0.90
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	200,475	0.79
Vedanta Resources Finance II PLC, 9.475%, 07/24/2030[2]		200,000	199,860	0.79
			830,750	3.29
Indonesia (Cost $828,937)
Freeport Indonesia PT, 6.200%, 04/14/2052		220,000	216,810	0.86
Medco Maple Tree Pte. Ltd., 8.960%, 04/27/2029		320,000	338,912	1.34
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		310,000	286,471	1.13
			842,193	3.33
Israel (Cost $425,634)
Energian Israel Finance Ltd., 8.500%, 09/30/2033[2]		158,790	163,604	0.65
Leviathan Bond Ltd., 6.125%, 06/30/2025[2]		67,038	66,934	0.27
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		67,382	66,540	0.26

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Israel (continued)
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		137,043	$134,046	0.53
			431,124	1.71
Jordan (Cost $199,408)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	197,758	0.78
			197,758	0.78
Kazakhstan (Cost $490,872)
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	188,038	0.74
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	335,946	1.33
			523,984	2.07
Kuwait (Cost $258,421)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[4]		265,000	261,688	1.04
			261,688	1.04
Mexico (Cost $1,936,068)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		200,000	205,826	0.82
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[4]		215,000	215,279	0.85
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.072%), 8.375%, 05/20/2031[2,4]		200,000	197,900	0.78
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029[2]		200,000	199,580	0.79
BBVA Bancomer S.A., 5.250%, 09/10/2029		200,000	196,200	0.78
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 02/15/2039		200,000	202,600	0.80
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[4]		200,000	197,742	0.78
CIBANCO S.A. Institucion de Banca Multiple Trust CIB, 4.375%, 07/22/2031		240,000	196,800	0.78
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	142,532	0.56
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		173,454	159,220	0.63
			1,913,679	7.57
Morocco (Cost $195,157)
OCP S.A., 5.125%, 06/23/2051		200,000	151,178	0.60
			151,178	0.60
Nigeria (Cost $379,258)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	189,688	0.75
IHS Holding Ltd., 8.250%, 11/29/2031[2]		200,000	196,000	0.78
			385,688	1.53
Pakistan (Cost $172,559)
VEON Holdings B.V., 3.375%, 11/25/2027		205,000	182,194	0.72
			182,194	0.72

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (Cost $169,229)
C&W Senior Finance Ltd., 6.875%, 09/15/2027		170,000	$169,014	0.67
			169,014	0.67
Peru (Cost $720,422)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		70,000	71,217	0.28
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[4]		40,000	39,340	0.16
Cia de Minas Buenaventura S.A.A., 5.500%, 07/23/2026		200,000	198,250	0.79
Minsur S.A., 4.500%, 10/28/2031		215,000	192,962	0.76
Niagara Energy SAC, 5.746%, 10/03/2034[2]		200,000	193,000	0.76
			694,769	2.75
Poland (Cost $106,459)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	110,000	103,513	0.41
			103,513	0.41
Qatar (Cost $294,693)
Ahli Bank QSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.451%), 4.000%, 02/17/2026[4]		320,000	309,600	1.23
			309,600	1.23
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,8]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $869,480)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		188,458	184,924	0.73
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		280,000	242,725	0.96
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		235,000	239,333	0.95
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	185,536	0.73
			852,518	3.37
South Africa (Cost $923,595)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[4]		200,000	197,500	0.78
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	249,750	0.99
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	213,806	0.85
Prosus N.V., 4.027%, 08/03/2050		360,000	235,127	0.93
			896,183	3.55
South Korea (Cost $853,596)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[4]		225,000	227,602	0.90
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[4]		255,000	245,756	0.97
SK Hynix, Inc., 5.500%, 01/16/2029		200,000	202,116	0.80
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[4]		200,000	202,300	0.80
			877,774	3.47

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Taiwan (Cost $209,971)
Cathaylife Singapore Pte. Ltd., 5.950%, 07/05/2034		200,000	$206,684	0.82
			206,684	0.82
Thailand (Cost $689,438)
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[4]		200,000	172,752	0.68
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		200,000	171,188	0.68
Kasikornbank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.940%), 5.275%, 10/14/2025[4]		200,000	198,650	0.79
Thaioil Treasury Center Co. Ltd., 3.500%, 10/17/2049		210,000	128,705	0.51
			671,295	2.66
Togo (Cost $198,177)
Ecobank Transnational, Inc., 10.125%, 10/15/2029[2]		200,000	210,438	0.83
			210,438	0.83
Turkey (Cost $1,007,439)
Akbank TAS, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.270%), 9.369%, 03/14/2029[4]		200,000	206,750	0.82
Turkcell Iletisim Hizmetleri A.S., 7.650%, 01/24/2032[2]		200,000	201,500	0.80
Turkiye Garanti Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.836%), 8.125%, 01/03/2035[2,4]		200,000	202,750	0.80
Turkiye Is Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.633%), 9.125%, 01/15/2030[2,4]		200,000	207,250	0.82
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.669%), 8.994%, 10/05/2034[4]		200,000	207,760	0.82
			1,026,010	4.06
Ukraine (Cost $188,199)
MHP Lux S.A., 6.950%, 04/03/2026		210,000	199,500	0.79
			199,500	0.79
United Arab Emirates (Cost $421,935)
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034		255,516	222,028	0.88
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[4]		200,000	199,625	0.79
			421,653	1.67
United States (Cost $88,816)
U.S. Treasury Bill, 4.148%, 04/17/2025[11]		89,600	88,839	0.35
			88,839	0.35
Uzbekistan (Cost $398,151)
Jscb Agrobank, 9.250%, 10/02/2029[2]		200,000	205,500	0.81
Navoi Mining & Metallurgical Combinat, 6.950%, 10/17/2031[2]		200,000	198,438	0.79
			403,938	1.60
Venezuela (Cost $2,616,495)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		1,951,000	1,775,410	7.02

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		3,380,000	$464,750	1.84
			2,240,160	8.86
Vietnam (Cost $184,925)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		190,613	183,236	0.72
			183,236	0.72
Total Debt Securities (Cost $42,608,684)			24,505,566	96.97
Bank Loans
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[6,8,9]	EUR	952,166	—	—
			—	—
Total Bank Loans (Cost $362,934)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Brazil (Cost $—)
Oi S.A.*	BRL	389,770	$110,047	0.43
			110,047	0.43
China (Cost $19,761)
Sunac Services Holdings Ltd.[2]	HKD	72,634	14,596	0.06
			14,596	0.06
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,8,9	GBP	36,580,138	—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*,8	GBP	2,258,852	181,488	0.72
			181,488	0.72
Total Equity Securities (Cost $1,990,510)			306,131	1.21
Total Investments (Total Cost $44,962,128)			24,811,697	98.18
Other Assets Less Liabilities			459,004	1.82
Net Assets			$25,270,701	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $4,653,559 or 18.42% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
[4]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Zero coupon bond.
[8]	Security is a Level 3 investment.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Restricted security that has been deemed illiquid. At January 31, 2025 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/14	$—

[11]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At January 31, 2025, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)(1)

Long Contracts
2-Year U.S. Treasury Note	12	3/31/2025	USD	2,467,500	$(1,219)
5-Year U.S. Treasury Note	7	3/31/2025	USD	744,734	(2,679)
Total					$(3,898)
(1) Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At January 31, 2025, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/12/2025	Barclays	United States Dollar	273,535	British Pound	215,168	$6,782
03/12/2025	Barclays	United States Dollar	85,926	Euro	81,221	1,516
Subtotal Appreciation						8,298
Total						$8,298

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,935,882)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	$383,700	1.21
BRF GmbH, 4.350%, 09/29/2026		200,000	196,336	0.62
CSN Inova Ventures, 6.750%, 01/28/2028		440,000	418,110	1.32
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		115,000	115,230	0.36
Nexa Resources S.A., 6.500%, 01/18/2028		200,000	203,370	0.64
Oi S.A., 10.000%, 06/30/2027[2,3]		233,005	202,715	0.64
Oi S.A., 8.500%, 12/31/2028[2,3]		1,184,026	100,642	0.32
Suzano Austria GmbH, 6.000%, 01/15/2029		300,000	302,610	0.96
			1,922,713	6.07
Chile (Cost $340,228)
Banco de Credito e Inversiones S.A., 3.500%, 10/12/2027		200,000	192,050	0.61
GNL Quintero S.A., 4.634%, 07/31/2029		145,640	143,318	0.45
			335,368	1.06
China (Cost $26,102,430)
Central China Real Estate Ltd., 7.900%, 11/07/2023[4,5]		560,000	25,760	0.08
Central China Real Estate Ltd., 7.250%, 07/16/2024[4,5]		1,275,000	57,375	0.18
Central China Real Estate Ltd., 7.250%, 08/13/2024[4,5]		979,000	44,055	0.14
Central China Real Estate Ltd., 7.250%, 04/28/2025[4]		190,000	9,120	0.03
Central China Real Estate Ltd., 7.500%, 07/14/2025[4]		422,000	20,256	0.06
Central China Real Estate Ltd., 7.650%, 08/27/2025[4]		560,000	25,200	0.08
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[4,5]		410,000	21,012	0.07
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[4,5]		800,000	41,000	0.13
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[4]		1,135,000	58,170	0.18
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[4]		1,085,000	55,606	0.18
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[4,5]		4,000,000	100,000	0.32
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[4,5]		4,160,000	104,000	0.33
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[4,5]		1,510,000	37,750	0.12
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[4,5]		4,875,000	268,125	0.85
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[4,5]		3,930,000	216,150	0.68
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[4]		4,280,000	235,400	0.74
KWG Group Holdings Ltd., 6.000%, 01/14/2024[4,5]		205,000	17,425	0.05
Meituan, 0.000%, 04/27/2028[6]		200,000	190,840	0.60
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	276,287	0.87
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3]		91,207	7,525	0.02
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3]		91,428	7,817	0.02
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3]		94,564	8,085	0.03
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3]		143,385	12,259	0.04
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3]		143,892	11,674	0.04
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3]		130,119	10,557	0.03
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[4,5]		670,000	48,575	0.15
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[4,5]		4,940,000	358,150	1.13
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[4,5]		4,920,000	12,300	0.04

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[4,5]		813,000	$2,033	0.01
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[4,5]		1,017,000	2,542	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4,5]		575,000	3,450	0.01
			2,288,498	7.22
Colombia (Cost $182,948)
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	179,650	0.57
			179,650	0.57
Czech Republic (Cost $402,827)
Energo-Pro A.S., 8.500%, 02/04/2027		400,000	406,000	1.28
			406,000	1.28
Guatemala (Cost $663,205)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		335,000	318,585	1.01
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	348,815	1.10
			667,400	2.11
Hong Kong (Cost $202,556)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[7]		200,000	203,080	0.64
			203,080	0.64
Hungary (Cost $408,794)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[7]		400,000	409,580	1.29
			409,580	1.29
India (Cost $1,624,132)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		628,962	603,018	1.90
Delhi International Airport Ltd., 6.450%, 06/04/2029		330,000	335,362	1.06
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	200,475	0.63
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	196,600	0.62
Vedanta Resources Finance II PLC, 10.250%, 06/03/2028		305,000	312,625	0.99
			1,648,080	5.20
Indonesia (Cost $720,114)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		335,000	327,337	1.03
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	396,875	1.25
			724,212	2.28
Jordan (Cost $896,550)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		900,000	889,911	2.81
			889,911	2.81
Mexico (Cost $2,342,047)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029		200,000	199,580	0.63

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
BBVA Bancomer S.A., 5.250%, 09/10/2029		200,000	$196,200	0.62
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		330,000	329,505	1.04
Petroleos Mexicanos, 5.350%, 02/12/2028		1,864,000	1,698,850	5.36
			2,424,135	7.65
Morocco (Cost $757,404)
OCP S.A., 4.500%, 10/22/2025		750,000	743,250	2.34
			743,250	2.34
Nigeria (Cost $376,177)
IHS Holding Ltd., 6.250%, 11/29/2028		400,000	379,375	1.20
			379,375	1.20
Oman (Cost $198,759)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	197,812	0.62
			197,812	0.62
Pakistan (Cost $171,541)
VEON Holdings B.V., 3.375%, 11/25/2027		200,000	177,750	0.56
			177,750	0.56
Panama (Cost $200,000)
C&W Senior Finance Ltd., 6.875%, 09/15/2027		200,000	198,840	0.63
			198,840	0.63
Peru (Cost $881,229)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		400,000	406,952	1.28
Cia de Minas Buenaventura S.A.A., 5.500%, 07/23/2026		325,000	322,156	1.02
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	157,000	0.50
			886,108	2.80
Saudi Arabia (Cost $1,601,654)
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,602,000	1,597,995	5.04
			1,597,995	5.04
South Africa (Cost $773,446)
Bidvest Group UK (The) PLC, 3.625%, 09/23/2026		200,000	193,126	0.61
Prosus N.V., 3.257%, 01/19/2027		610,000	583,697	1.84
			776,823	2.45
Tanzania (Cost $185,016)
HTA Group Ltd., 2.875%, 03/18/2027		200,000	184,000	0.58
			184,000	0.58
Thailand (Cost $504,461)
Muangthai Capital PCL, 6.875%, 09/30/2028		500,000	502,500	1.59
			502,500	1.59

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (Cost $411,557)
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		400,000	$410,000	1.29
			410,000	1.29
United States (Cost $1,056,772)
U.S. Treasury Bill, 4.168%, 04/17/2025[8]		1,066,100	1,057,045	3.34
			1,057,045	3.34
Uzbekistan (Cost $611,682)
Jscb Agrobank, 9.250%, 10/02/2029		400,000	411,000	1.30
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028[2]		200,000	200,700	0.63
			611,700	1.93
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		12,447,500	11,327,225	35.74
			11,327,225	35.74
Vietnam (Cost $186,018)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		190,613	183,236	0.58
			183,236	0.58
Total Debt Securities (Cost $54,895,972)			31,332,286	98.87

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $—)
Oi S.A.*	BRL	481,145	$135,846	0.43
			135,846	0.43
China (Cost $28,857)
Sunac Services Holdings Ltd.[2]	HKD	106,069	21,315	0.07
			21,315	0.07
Total Common Stocks (Cost $28,857)			157,161	0.50
Total Investments (Total Cost $54,924,829)			31,489,447	99.37
Other Assets Less Liabilities			199,454	0.63
Net Assets			$31,688,901	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $525,372 or 1.66% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Zero coupon bond.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $514,100)
Globant S.A.*		1,140	$243,185	1.09
Grupo Financiero Galicia S.A. ADR*		1,498	101,085	0.46
Vista Energy S.A.B. de C.V. ADR*		5,341	288,147	1.29
			632,417	2.84
Brazil (Cost $1,416,305)
Lojas Renner S.A.*	BRL	105,950	247,468	1.11
Petroleo Brasileiro S.A. ADR (New York Exchange)		27,701	393,631	1.77
Raia Drogasil S.A.	BRL	76,400	275,712	1.24
Vale S.A.	BRL	34,000	315,155	1.41
			1,231,966	5.53
China (Cost $5,261,792)
Alibaba Group Holding Ltd.	HKD	86,700	1,046,050	4.70
ANTA Sports Products Ltd.	HKD	53,600	567,348	2.55
H World Group Ltd. ADR		15,003	482,196	2.16
JD.com, Inc., Class A	HKD	49,550	1,007,044	4.52
KE Holdings, Inc. ADR		6,179	107,700	0.48
Meituan, Class B*,2	HKD	41,640	789,891	3.55
Sunresin New Materials Co. Ltd., Class A	CNY	28,900	195,330	0.88
Tencent Holdings Ltd.	HKD	33,500	1,765,374	7.93
			5,960,933	26.77
Hong Kong (Cost $454,096)
AIA Group Ltd.	HKD	63,000	443,135	1.99
			443,135	1.99
India (Cost $2,903,766)
HDFC Bank Ltd. ADR		14,850	900,504	4.05
ICICI Bank Ltd. ADR		34,795	997,573	4.48
Maruti Suzuki India Ltd.	INR	2,655	377,046	1.69
Reliance Industries Ltd.	INR	7,546	109,907	0.49
Tata Consultancy Services Ltd.	INR	15,170	719,104	3.23
			3,104,134	13.94
Indonesia (Cost $649,200)
Bank Central Asia Tbk PT	IDR	1,011,600	585,774	2.63
			585,774	2.63
Kuwait (Cost $331,955)
National Bank of Kuwait S.A.K.P.	KWD	118,081	368,753	1.66
			368,753	1.66
Mexico (Cost $971,155)
GCC S.A.B. de C.V.	MXN	23,730	220,512	0.99
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	56,800	392,518	1.76

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Wal-Mart de Mexico S.A.B. de C.V.	MXN	125,202	$324,575	1.46
			937,605	4.21
Saudi Arabia (Cost $911,383)
Al Rajhi Bank	SAR	19,007	501,269	2.25
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	3,403	265,132	1.19
Saudi Arabian Oil Co.[2]	SAR	29,777	220,624	0.99
			987,025	4.43
South Africa (Cost $591,281)
Absa Group Ltd.	ZAR	24,444	243,147	1.09
Anglogold Ashanti PLC		7,839	236,816	1.06
Clicks Group Ltd.	ZAR	8,780	168,339	0.76
			648,302	2.91
South Korea (Cost $2,224,639)
Hyundai Glovis Co. Ltd.	KRW	4,382	447,548	2.01
KB Financial Group, Inc.	KRW	3,823	239,614	1.08
KB Financial Group, Inc. ADR		1,755	109,635	0.49
Samsung Biologics Co. Ltd.*,2	KRW	152	112,369	0.50
Samsung Electronics Co. Ltd.	KRW	6,039	215,392	0.97
SK Hynix, Inc.	KRW	6,420	873,280	3.92
SK Square Co. Ltd.*	KRW	2,248	143,973	0.65
SK Telecom Co. Ltd.	KRW	2,777	105,792	0.47
			2,247,603	10.09
Taiwan (Cost $3,729,493)
ASE Technology Holding Co. Ltd. ADR		22,800	231,420	1.04
Delta Electronics, Inc.	TWD	33,000	434,969	1.95
E Ink Holdings, Inc.	TWD	23,000	193,822	0.87
Hon Hai Precision Industry Co. Ltd.	TWD	56,000	303,004	1.36
MediaTek, Inc.	TWD	10,000	440,919	1.98
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	77,051	2,618,013	11.76
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		588	123,080	0.55
Wistron Corp.	TWD	30,000	99,325	0.45
			4,444,552	19.96
United Arab Emirates (Cost $200,191)
Aldar Properties PJSC	AED	122,522	254,946	1.14
			254,946	1.14
Total Common Stocks (Cost $20,159,356)			21,847,145	98.10

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Rights
Argentina (Cost $—)
Grupo Financiero Galicia S.A. ADR*		16	$218	—
			218	—
Total Rights (Cost $—)			218	—
Total Investments (Total Cost $20,159,356)			21,847,363	98.10
Other Assets Less Liabilities			422,340	1.90
Net Assets			$22,269,703	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $1,122,884 or 5.04% of net assets.
Percentages shown are based on net assets.
At January 31, 2025, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.4%
Consumer Discretionary	20.3
Consumer Staples	3.5
Energy	4.5
Financials	21.9
Health Care	1.7
Industrials	2.7
Information Technology	29.2
Materials	4.3
Real Estate	1.6
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
At January 31, 2025, the Ashmore Emerging Markets Active Equity Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2025	Northern Trust	United States Dollar	87,666	Hong Kong Dollar	682,943	$12
Subtotal Appreciation						12
02/04/2025	Northern Trust	Hong Kong Dollar	2,771,844	United States Dollar	355,909	(140)
Subtotal Depreciation						(140)
Total						$(128)

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $89,777)
Despegar.com Corp.*		7,800	$149,916	2.01
			149,916	2.01
Brazil (Cost $292,265)
Lojas Renner S.A.*	BRL	63,970	149,415	2.01
TOTVS S.A.*	BRL	21,200	123,557	1.66
			272,972	3.67
China (Cost $853,076)
Atour Lifestyle Holdings Ltd. ADR		6,202	169,997	2.28
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNY	74,500	125,542	1.69
CIMC Enric Holdings Ltd.	HKD	156,000	141,038	1.90
JNBY Design Ltd.	HKD	125,500	266,735	3.58
Sieyuan Electric Co. Ltd., Class A	CNY	11,700	129,316	1.74
Sunresin New Materials Co. Ltd., Class A	CNY	32,098	216,944	2.91
			1,049,572	14.10
Hungary (Cost $148,198)
Wizz Air Holdings PLC*,2	GBP	6,744	106,145	1.43
			106,145	1.43
India (Cost $1,122,890)
APL Apollo Tubes Ltd.	INR	8,162	142,158	1.91
CreditAccess Grameen Ltd.	INR	10,877	135,555	1.82
Eris Lifesciences Ltd.*,2	INR	10,657	150,680	2.02
Indian Energy Exchange Ltd.[2]	INR	33,205	66,482	0.89
Krishna Institute of Medical Sciences Ltd.*,2	INR	21,609	151,666	2.04
Medi Assist Healthcare Services Ltd.[2]	INR	29,575	195,550	2.63
Quess Corp. Ltd.[2]	INR	16,552	113,830	1.53
Radico Khaitan Ltd.	INR	3,630	91,312	1.23
Tips Music Ltd.	INR	11,818	87,813	1.18
			1,135,046	15.25
Indonesia (Cost $225,746)
Bank Syariah Indonesia Tbk PT	IDR	593,000	106,178	1.43
Ciputra Development Tbk PT	IDR	2,096,700	126,494	1.70
			232,672	3.13
Malaysia (Cost $392,597)
My EG Services Bhd.	MYR	2,070,097	441,721	5.93
			441,721	5.93
Mexico (Cost $460,836)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	125,400	170,835	2.30
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		2,200	166,320	2.23

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Traxion S.A.B. de C.V.*,2	MXN	134,600	$108,345	1.46
			445,500	5.99
Poland (Cost $262,277)
Benefit Systems S.A.	PLN	293	214,877	2.89
LPP S.A.	PLN	17	68,692	0.92
			283,569	3.81
Saudi Arabia (Cost $76,976)
United International Transportation Co.	SAR	3,787	86,522	1.16
			86,522	1.16
South Africa (Cost $135,500)
Boxer Retail Ltd.*	ZAR	19,572	67,047	0.90
Karooooo Ltd.		2,618	120,847	1.62
			187,894	2.52
South Korea (Cost $1,220,748)
Classys, Inc.	KRW	3,503	129,184	1.74
DB Insurance Co. Ltd.	KRW	1,055	70,244	0.94
Dentium Co. Ltd.	KRW	1,993	95,206	1.28
Eugene Technology Co. Ltd.	KRW	5,843	146,747	1.97
Hana Materials, Inc.	KRW	4,472	75,211	1.01
Hansol Chemical Co. Ltd.	KRW	1,339	84,343	1.13
KoMiCo Ltd.	KRW	9,117	236,773	3.18
Park Systems Corp.	KRW	770	125,011	1.68
			962,719	12.93
Taiwan (Cost $1,450,847)
Alchip Technologies Ltd.	TWD	3,444	324,542	4.36
Andes Technology Corp.*	TWD	17,000	196,208	2.64
eCloudvalley Digital Technology Co. Ltd.	TWD	42,977	150,019	2.01
Gudeng Precision Industrial Co. Ltd.	TWD	19,000	272,412	3.66
Kinik Co.	TWD	13,000	116,526	1.57
Lotes Co. Ltd.	TWD	2,000	112,967	1.52
Parade Technologies Ltd.	TWD	7,000	147,650	1.98
WinWay Technology Co. Ltd.	TWD	6,000	222,712	2.99
			1,543,036	20.73
United Arab Emirates (Cost $346,002)
Burjeel Holdings PLC	AED	230,827	125,670	1.69

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Spinneys 1961 Holding PLC	AED	347,543	$154,180	2.07
			279,850	3.76
Total Common Stocks (Cost $7,077,735)			7,177,134	96.42
Total Investments (Total Cost $7,077,735)			7,177,134	96.42
Other Assets Less Liabilities			266,504	3.58
Net Assets			$7,443,638	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $892,698 or 11.99% of net assets.
Percentages shown are based on net assets.
At January 31, 2025, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	1.2%
Consumer Discretionary	10.8
Consumer Staples	4.2
Financials	5.1
Health Care	13.7
Industrials	21.8
Information Technology	30.3
Materials	7.6
Real Estate	1.7
Total Investments	96.4
Other Assets Less Liabilities	3.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,111,883)
Globant S.A.*		6,150	$1,311,918	1.41
			1,311,918	1.41
Cambodia (Cost $1,819,786)
NagaCorp Ltd.*	HKD	2,887,263	1,067,337	1.14
			1,067,337	1.14
Canada (Cost $1,117,720)
Cameco Corp.		25,500	1,260,720	1.35
			1,260,720	1.35
Greece (Cost $1,190,046)
Piraeus Financial Holdings S.A.	EUR	282,874	1,283,828	1.37
			1,283,828	1.37
Iceland (Cost $1,191,136)
Arion Banki HF2	ISK	1,162,464	1,440,012	1.54
			1,440,012	1.54
Indonesia (Cost $1,226,936)
Bank Mandiri Persero Tbk PT	IDR	3,166,500	1,162,293	1.24
			1,162,293	1.24
Kazakhstan (Cost $6,573,548)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		114,217	2,185,589	2.34
Kaspi.KZ JSC ADR (Registered)		56,632	5,385,703	5.76
			7,571,292	8.10
Kuwait (Cost $5,548,280)
Gulf Bank K.S.C.P.	KWD	2,267,249	2,260,189	2.42
National Bank of Kuwait S.A.K.P.	KWD	1,090,054	3,404,107	3.64
			5,664,296	6.06
Mauritius (Cost $870,847)
MCB Group Ltd.	MUR	119,085	1,202,991	1.29
			1,202,991	1.29
Morocco (Cost $2,762,599)
Akdital Holding	MAD	10,124	1,191,765	1.27
Attijariwafa Bank	MAD	33,548	2,107,796	2.26
			3,299,561	3.53
Oman (Cost $645,098)
OQ Exploration & Production S.A.O.G.	OMR	636,828	530,966	0.57
			530,966	0.57
Pakistan (Cost $2,038,079)
Searle (The) Co. Ltd.*	PKR	3,623,420	1,420,451	1.52

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Pakistan (continued)
Systems Ltd.	PKR	723,391	$1,542,369	1.65
			2,962,820	3.17
Peru (Cost $2,639,062)
Credicorp Ltd.		6,664	1,220,178	1.31
Hudbay Minerals, Inc.	CAD	174,800	1,440,881	1.54
			2,661,059	2.85
Philippines (Cost $6,432,059)
Ayala Land, Inc.	PHP	1,991,700	759,231	0.81
BDO Unibank, Inc.	PHP	1,086,762	2,560,237	2.74
International Container Terminal Services, Inc.	PHP	239,850	1,438,747	1.54
SM Prime Holdings, Inc.	PHP	2,845,600	1,128,463	1.21
			5,886,678	6.30
Qatar (Cost $6,111,505)
Doha Bank QPSC	QAR	5,479,285	3,112,788	3.33
Qatar Gas Transport Co. Ltd.	QAR	1,012,631	1,198,364	1.28
Qatar National Bank QPSC	QAR	582,840	2,671,851	2.86
			6,983,003	7.47
Romania (Cost $4,349,228)
Banca Transilvania S.A.	RON	619,831	3,537,340	3.78
OMV Petrom S.A.	RON	14,208,061	2,154,741	2.31
			5,692,081	6.09
Saudi Arabia (Cost $4,343,769)
Al Babtain Power & Telecommunication Co.	SAR	74,087	909,110	0.97
Al Rajhi Bank	SAR	38,799	1,023,241	1.09
AlKhorayef Water & Power Technologies Co.*	SAR	12,717	525,278	0.56
Bank Al-Jazira*	SAR	242,971	1,219,553	1.31
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	14,352	1,118,180	1.20
			4,795,362	5.13
Slovenia (Cost $1,387,348)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	78,337	2,206,881	2.36
			2,206,881	2.36
South Africa (Cost $852,780)
Anglogold Ashanti PLC		29,900	903,279	0.97
			903,279	0.97
United Arab Emirates (Cost $10,241,066)
Abu Dhabi Islamic Bank PJSC	AED	449,050	1,905,013	2.04
ADNOC Drilling Co. PJSC	AED	771,768	1,133,467	1.21
Aldar Properties PJSC	AED	1,085,981	2,259,728	2.42
Emaar Development PJSC	AED	181,475	649,221	0.69
Emaar Properties PJSC	AED	975,003	3,584,742	3.84
Emirates NBD Bank PJSC	AED	291,178	1,652,835	1.77

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Taaleem Holdings PJSC	AED	597,355	$688,341	0.74
Talabat Holding PLC*	AED	3,700,456	1,430,595	1.53
			13,303,942	14.24
Vietnam (Cost $15,497,976)
Asia Commercial Bank JSC	VND	995,245	1,004,196	1.08
Bank for Foreign Trade of Vietnam JSC*	VND	408,784	1,508,601	1.61
FPT Corp.	VND	823,525	5,020,681	5.37
Gemadept Corp.	VND	435,600	1,108,680	1.19
Hoa Phat Group JSC*	VND	1,961,700	2,069,283	2.21
IDICO Corp. JSC	VND	444,300	980,145	1.05
Mobile World Investment Corp.	VND	693,500	1,656,957	1.77
Nam Long Investment Corp.	VND	638,600	929,919	1.00
Phu Nhuan Jewelry JSC	VND	315,366	1,226,636	1.31
Vietnam Prosperity JSC Bank	VND	1,131,600	852,698	0.91
Vinhomes JSC*,2	VND	586,600	922,715	0.99
			17,280,511	18.49
Total Common Stocks (Cost $77,950,751)			88,470,830	94.67
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	63,052	472,633	0.51
Total Investment Companies (Cost $470,100)			472,633	0.51
Total Investments (Total Cost $78,420,851)			88,943,463	95.18
Other Assets Less Liabilities			4,505,257	4.82
Net Assets			$93,448,720	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $2,362,727 or 2.53% of net assets.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)

At January 31, 2025, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	6.5%
Energy	6.7
Financials	48.6
Health Care	4.0
Industrials	4.7
Information Technology	8.4
Materials	4.7
Real Estate	11.0
Utilities	0.6
Total Investments	95.2
Other Assets Less Liabilities	4.8
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $8,495,213)
Lojas Renner S.A.*	BRL	678,200	$1,584,078	1.03
MercadoLibre, Inc.*		1,200	2,306,628	1.50
Rede D’Or Sao Luiz S.A.*,2	BRL	345,013	1,650,074	1.07
TOTVS S.A.*	BRL	434,000	2,529,417	1.65
			8,070,197	5.25
China (Cost $33,737,712)
ANTA Sports Products Ltd.	HKD	325,600	3,446,425	2.24
Contemporary Amperex Technology Co. Ltd., Class A	CNY	44,600	1,576,279	1.03
H World Group Ltd. ADR		46,507	1,494,735	0.97
KE Holdings, Inc. ADR		101,561	1,770,208	1.15
Meituan, Class B*,2	HKD	273,630	5,190,630	3.38
NetEase, Inc. ADR		33,979	3,494,740	2.28
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	38,900	1,240,956	0.81
Sieyuan Electric Co. Ltd., Class A	CNY	243,800	2,694,639	1.75
Sungrow Power Supply Co. Ltd., Class A	CNY	113,880	1,128,164	0.74
Sunresin New Materials Co. Ltd., Class A	CNY	196,164	1,325,835	0.86
Tencent Holdings Ltd.	HKD	225,700	11,893,875	7.74
Tencent Music Entertainment Group ADR		209,727	2,512,530	1.64
Trip.com Group Ltd. ADR*		27,901	1,957,813	1.27
			39,726,829	25.86
Hong Kong (Cost $5,190,506)
AIA Group Ltd.	HKD	650,400	4,574,837	2.98
			4,574,837	2.98
Hungary (Cost $2,325,191)
Wizz Air Holdings PLC*,2	GBP	106,752	1,680,182	1.09
			1,680,182	1.09
India (Cost $15,498,081)
Apollo Hospitals Enterprise Ltd.	INR	38,540	3,019,194	1.97
Axis Bank Ltd.	INR	146,384	1,660,105	1.08
Cipla Ltd.	INR	140,778	2,405,946	1.57
HDFC Bank Ltd. ADR		74,094	4,493,060	2.92
Indian Energy Exchange Ltd.[2]	INR	347,089	694,932	0.45
InterGlobe Aviation Ltd.*,2	INR	34,981	1,735,031	1.13
PB Fintech Ltd.*	INR	58,574	1,159,837	0.75
			15,168,105	9.87
Indonesia (Cost $6,627,747)
Bank Mandiri Persero Tbk PT	IDR	6,444,000	2,365,330	1.54
Grab Holdings Ltd., Class A*		623,800	2,857,004	1.86
Sumber Alfaria Trijaya Tbk PT	IDR	5,196,200	913,979	0.59
			6,136,313	3.99

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Kazakhstan (Cost $3,719,780)
Kaspi.KZ JSC ADR (Registered)		38,929	$3,702,148	2.41
			3,702,148	2.41
Malaysia (Cost $1,797,821)
My EG Services Bhd.	MYR	10,459,706	2,231,911	1.45
			2,231,911	1.45
Mexico (Cost $8,509,667)
Fomento Economico Mexicano S.A.B. de C.V. ADR		12,974	1,106,942	0.72
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	MXN	129,425	2,392,133	1.56
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	350,200	2,420,067	1.57
Wal-Mart de Mexico S.A.B. de C.V.	MXN	542,900	1,407,421	0.92
			7,326,563	4.77
Poland (Cost $1,571,527)
LPP S.A.	PLN	388	1,567,797	1.02
			1,567,797	1.02
South Africa (Cost $1,435,454)
Boxer Retail Ltd.*	ZAR	418,225	1,432,699	0.93
			1,432,699	0.93
South Korea (Cost $14,140,442)
Classys, Inc.	KRW	36,644	1,351,359	0.88
DB Insurance Co. Ltd.	KRW	30,688	2,043,270	1.33
Eugene Technology Co. Ltd.	KRW	38,011	954,647	0.62
Hansol Chemical Co. Ltd.	KRW	18,152	1,143,383	0.74
Hyundai Motor Co.	KRW	4,183	587,282	0.38
KoMiCo Ltd.	KRW	38,501	999,890	0.65
SK Hynix, Inc.	KRW	29,132	3,962,679	2.58
SK Square Co. Ltd.*	KRW	27,004	1,729,471	1.13
			12,771,981	8.31
Taiwan (Cost $29,608,744)
Alchip Technologies Ltd.	TWD	28,667	2,701,408	1.76
Andes Technology Corp.*	TWD	128,000	1,477,328	0.96
Chroma ATE, Inc.	TWD	132,000	1,469,579	0.96
Delta Electronics, Inc.	TWD	178,000	2,346,194	1.53
E Ink Holdings, Inc.	TWD	389,000	3,278,126	2.13
Gudeng Precision Industrial Co. Ltd.	TWD	98,000	1,405,074	0.92
Lotes Co. Ltd.	TWD	25,000	1,412,091	0.92
MediaTek, Inc.	TWD	93,000	4,100,551	2.67
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	518,000	17,600,427	11.45
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		6,612	1,384,024	0.90
WinWay Technology Co. Ltd.	TWD	39,000	1,447,627	0.94
			38,622,429	25.14

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (Cost $5,604,074)
Abu Dhabi Islamic Bank PJSC	AED	427,439	$1,813,332	1.18
Aldar Properties PJSC	AED	719,590	1,497,336	0.98
Talabat Holding PLC*	AED	6,560,848	2,536,422	1.65
			5,847,090	3.81
Total Common Stocks (Cost $138,261,959)			148,859,081	96.88
Preferred Stocks
South Korea (Cost $583,587)
Hyundai Motor Co., 7.280%[3]	KRW	5,155	585,207	0.38
			585,207	0.38
Total Preferred Stocks (Cost $583,587)			585,207	0.38
Total Investments (Total Cost $138,845,546)			149,444,288	97.26
Other Assets Less Liabilities			4,216,801	2.74
Net Assets			$153,661,089	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $10,950,849 or 7.13% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	11.7%
Consumer Discretionary	13.9
Consumer Staples	3.2
Financials	16.2
Health Care	6.3
Industrials	11.7
Information Technology	30.6
Materials	1.6
Real Estate	2.1
Total Investments	97.3
Other Assets Less Liabilities	2.7
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $835,034)
Lojas Renner S.A.*	BRL	75,680	$176,767	1.40
MercadoLibre, Inc.*		100	192,219	1.53
Rede D’Or Sao Luiz S.A.*,2	BRL	37,257	178,187	1.41
TOTVS S.A.*	BRL	41,400	241,285	1.92
			788,458	6.26
China (Cost $2,824,590)
ANTA Sports Products Ltd.	HKD	23,400	247,685	1.96
Contemporary Amperex Technology Co. Ltd., Class A	CNY	7,100	250,932	1.99
KE Holdings, Inc. ADR		12,162	211,984	1.68
Meituan, Class B*,2	HKD	22,650	429,660	3.41
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	5,800	185,027	1.47
Sieyuan Electric Co. Ltd., Class A	CNY	18,400	203,369	1.61
Sungrow Power Supply Co. Ltd., Class A	CNY	15,720	155,732	1.24
Sunresin New Materials Co. Ltd., Class A	CNY	30,650	207,157	1.64
Tencent Holdings Ltd.	HKD	19,300	1,017,066	8.07
Trip.com Group Ltd. ADR*		3,836	269,172	2.14
			3,177,784	25.21
Hong Kong (Cost $569,933)
AIA Group Ltd.	HKD	62,600	440,321	3.49
			440,321	3.49
India (Cost $1,298,633)
Apollo Hospitals Enterprise Ltd.	INR	3,387	265,335	2.11
Axis Bank Ltd.	INR	11,757	133,333	1.06
Cipla Ltd.	INR	14,757	252,203	2.00
HDFC Bank Ltd. ADR		8,337	505,556	4.01
Indian Energy Exchange Ltd.[2]	INR	43,406	86,906	0.69
PB Fintech Ltd.*	INR	6,579	130,272	1.03
			1,373,605	10.90
Indonesia (Cost $411,539)
Bank Syariah Indonesia Tbk PT	IDR	1,177,800	210,888	1.67
Grab Holdings Ltd., Class A*		61,300	280,754	2.23
			491,642	3.90
Malaysia (Cost $214,275)
My EG Services Bhd.	MYR	1,208,106	257,788	2.05
			257,788	2.05
Mexico (Cost $544,171)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,256	107,162	0.85
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	38,800	268,128	2.13
Wal-Mart de Mexico S.A.B. de C.V.	MXN	62,500	162,026	1.28
			537,316	4.26

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Africa (Cost $182,774)
Boxer Retail Ltd.*	ZAR	53,034	$181,677	1.44
			181,677	1.44
South Korea (Cost $828,209)
DB Insurance Co. Ltd.	KRW	3,083	205,272	1.63
Eugene Technology Co. Ltd.	KRW	6,317	158,652	1.26
SK Hynix, Inc.	KRW	2,656	361,282	2.87
SK Square Co. Ltd.*	KRW	2,707	173,370	1.37
			898,576	7.13
Taiwan (Cost $2,361,373)
Alchip Technologies Ltd.	TWD	2,000	188,468	1.50
Chroma ATE, Inc.	TWD	17,000	189,264	1.50
Delta Electronics, Inc.	TWD	22,000	289,979	2.30
E Ink Holdings, Inc.	TWD	60,000	505,624	4.01
Gudeng Precision Industrial Co. Ltd.	TWD	13,000	186,387	1.48
Lotes Co. Ltd.	TWD	3,000	169,451	1.34
MediaTek, Inc.	TWD	10,000	440,919	3.50
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	45,000	1,528,995	12.13
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		786	164,525	1.31
			3,663,612	29.07
United Arab Emirates (Cost $431,020)
Abu Dhabi Islamic Bank PJSC	AED	66,409	281,728	2.23
Burjeel Holdings PLC	AED	252,203	137,308	1.09
			419,036	3.32
Total Common Stocks (Cost $10,501,551)			12,229,815	97.03
Total Investments (Total Cost $10,501,551)			12,229,815	97.03
Other Assets Less Liabilities			374,471	2.97
Net Assets			$12,604,286	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $694,753 or 5.51% of net assets.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)

At January 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	8.1%
Consumer Discretionary	10.4
Consumer Staples	3.6
Financials	17.9
Health Care	8.1
Industrials	10.5
Information Technology	35.1
Materials	1.6
Real Estate	1.7
Total Investments	97.0
Other Assets Less Liabilities	3.0
Net Assets	100.0%

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $892,818)
BRF GmbH, 4.350%, 09/29/2026		200,000	$196,336	1.92
CSN Inova Ventures, 6.750%, 01/28/2028		200,000	190,050	1.86
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 5.125%, 02/01/2028		100,000	100,074	0.98
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	193,810	1.90
Suzano Austria GmbH, 5.750%, 07/14/2026		200,000	201,687	1.97
			881,957	8.63
Chile (Cost $105,443)
GNL Quintero S.A., 4.634%, 07/31/2029		105,920	104,232	1.02
			104,232	1.02
China (Cost $201,168)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	198,226	1.94
			198,226	1.94
Colombia (Cost $274,385)
Ecopetrol S.A., 8.625%, 01/19/2029		90,000	95,309	0.93
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	179,650	1.76
			274,959	2.69
Czech Republic (Cost $299,379)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	103,890	1.02
Energo-Pro A.S., 8.500%, 02/04/2027		200,000	203,000	1.98
			306,890	3.00
Hong Kong (Cost $408,337)
HKT Capital No. 4 Ltd., 3.000%, 07/14/2026		200,000	194,596	1.90
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.450%), 7.767%, 11/16/2028[2]		200,000	213,202	2.09
			407,798	3.99
Hungary (Cost $204,311)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[2]		200,000	204,790	2.00
			204,790	2.00
India (Cost $955,019)
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	199,500	1.95
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		167,500	160,591	1.57
HDFC Bank Ltd., 5.686%, 03/02/2026		200,000	201,268	1.97
Shriram Finance Ltd., 6.625%, 04/22/2027		200,000	201,100	1.97
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	196,600	1.92
			959,059	9.38
Indonesia (Cost $986,519)
Bank Mandiri Persero Tbk PT, 2.000%, 04/19/2026		200,000	192,625	1.89

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		200,000	$195,425	1.91
Freeport Indonesia PT, 4.763%, 04/14/2027		200,000	198,437	1.94
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		400,000	399,400	3.91
			985,887	9.65
Jordan (Cost $200,668)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	197,758	1.93
			197,758	1.93
Kazakhstan (Cost $383,153)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	197,355	1.93
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	194,600	1.90
			391,955	3.83
Kuwait (Cost $201,470)
EQUATE Petrochemical Co. KSC, 5.000%, 05/18/2025		200,000	199,646	1.95
			199,646	1.95
Malaysia (Cost $193,703)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	194,858	1.91
			194,858	1.91
Mexico (Cost $541,015)
Bimbo Bakeries U.S.A., Inc., 6.050%, 01/15/2029		200,000	204,560	2.00
Petroleos Mexicanos, 5.350%, 02/12/2028		385,000	350,889	3.43
			555,449	5.43
Morocco (Cost $197,095)
OCP S.A., 4.500%, 10/22/2025		200,000	198,200	1.94
			198,200	1.94
Oman (Cost $202,858)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	197,812	1.94
			197,812	1.94
Panama (Cost $200,731)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	195,800	1.92
			195,800	1.92
Peru (Cost $646,444)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	197,796	1.93
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	194,750	1.91
Southern Copper Corp., 3.875%, 04/23/2025		100,000	99,494	0.97
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	157,000	1.54
			649,040	6.35

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (Cost $401,388)
QIB Sukuk Ltd., (Floating, CME Term SOFR 3M + 1.612%), 6.134%, 02/07/2025		200,000	$200,376	1.96
QNB Finance Ltd., (Floating, U.S. SOFR + 1.200%), 5.560%, 04/02/2029		200,000	201,188	1.97
			401,564	3.93
Romania (Cost $101,004)
NE Property B.V., 1.875%, 10/09/2026	EUR	100,000	101,429	0.99
			101,429	0.99
Singapore (Cost $193,263)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	193,852	1.90
			193,852	1.90
South Africa (Cost $581,248)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		200,000	185,000	1.81
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		200,000	201,750	1.97
Prosus N.V., 3.257%, 01/19/2027		205,000	196,160	1.92
			582,910	5.70
South Korea (Cost $199,613)
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	200,875	1.97
			200,875	1.97
Thailand (Cost $404,870)
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	202,244	1.98
Muangthai Capital PCL, 6.875%, 09/30/2028		200,000	201,000	1.97
			403,244	3.95
United Arab Emirates (Cost $491,904)
Alpha Star Holding VIII Ltd., 8.375%, 04/12/2027		200,000	206,063	2.02
DIB Sukuk Ltd., 2.950%, 01/16/2026		200,000	195,876	1.92
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		96,476	92,496	0.90
			494,435	4.84
Total Debt Securities (Cost $9,467,806)			9,482,625	92.78
Total Investments (Total Cost $9,467,806)			9,482,625	92.78
Other Assets Less Liabilities			738,206	7.22
Net Assets			$10,220,831	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
At January 31, 2025, the Ashmore Emerging Markets Low Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/12/2025	Barclays	United States Dollar	203,647	Euro	192,496	$3,594
Subtotal Appreciation						3,594
Total						$3,594

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $384,478)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$180,126	0.92
Angola (Rep of), 9.125%, 11/26/2049		250,000	201,458	1.03
			381,584	1.95
Argentina (Cost $351,080)
Argentina (Rep of), 1.000%, 07/09/2029		111,600	87,259	0.45
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		280,261	209,915	1.07
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		262,666	178,061	0.91
Argentina (Rep of), 5.000%, 01/09/2038		145,000	104,440	0.54
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		134,000	84,718	0.43
			664,393	3.40
Azerbaijan (Cost $201,525)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	202,100	1.03
			202,100	1.03
Bahrain (Cost $209,937)
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	211,662	1.08
			211,662	1.08
Brazil (Cost $378,266)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	16,540	0.08
Brazil (Rep of), 6.125%, 03/15/2034		200,000	191,270	0.98
Brazil (Rep of), 5.000%, 01/27/2045		200,000	149,900	0.77
			357,710	1.83
Bulgaria (Cost $11,543)
Bulgaria (Rep of), 5.000%, 03/05/2037		12,000	11,265	0.06
			11,265	0.06
Chile (Cost $875,009)
Chile (Rep of), 3.100%, 05/07/2041		200,000	143,000	0.73
Chile (Rep of), 3.100%, 01/22/2061		400,000	235,252	1.20
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	148,300	0.76
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	264,918	1.36
			791,470	4.05
Colombia (Cost $257,187)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	95,703	0.49
Colombia (Rep of), 5.625%, 02/26/2044		200,000	148,900	0.76
			244,603	1.25
Costa Rica (Cost $177,414)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	179,100	0.92
			179,100	0.92

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (Cost $645,544)
Dominican (Rep of), 6.875%, 01/29/2026		100,000	$100,860	0.52
Dominican (Rep of), 4.875%, 09/23/2032		225,000	202,388	1.03
Dominican (Rep of), 5.300%, 01/21/2041		150,000	128,100	0.65
Dominican (Rep of), 5.875%, 01/30/2060		282,000	242,026	1.24
			673,374	3.44
Ecuador (Cost $78,719)
Ecuador (Rep of), (Step to 6.900% on 07/31/25), 5.500%, 07/31/2035[2]		34,900	22,816	0.12
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		194,000	114,169	0.58
			136,985	0.70
Egypt (Cost $511,615)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	194,788	1.00
Egypt (Rep of), 8.500%, 01/31/2047		200,000	160,094	0.82
Egypt (Rep of), 8.700%, 03/01/2049		200,000	162,766	0.83
Egypt (Rep of), 8.875%, 05/29/2050		200,000	164,498	0.84
			682,146	3.49
El Salvador (Cost $36,554)
El Salvador (Rep of), 7.650%, 06/15/2035		47,000	45,257	0.23
			45,257	0.23
Gabon (Cost $175,102)
Gabon (Rep of), 6.625%, 02/06/2031		200,000	157,500	0.81
			157,500	0.81
Ghana (Cost $438,086)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		19,200	17,923	0.09
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,3]		193,600	172,594	0.88
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		39,511	30,709	0.16
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,3]		278,400	202,884	1.04
			424,110	2.17
Guatemala (Cost $204,968)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	197,500	1.01
			197,500	1.01
Hungary (Cost $496,229)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	160,184	0.82
Hungary (Rep of), 3.125%, 09/21/2051		200,000	119,118	0.61
Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027		200,000	201,938	1.03
			481,240	2.46
Indonesia (Cost $860,389)
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	109,437	0.56
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	119,875	0.61

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	$161,260	0.83
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	195,750	1.00
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	207,600	1.06
			793,922	4.06
Ivory Coast (Cost $584,915)
Ivory Coast (Rep of), 6.375%, 03/03/2028		200,000	199,566	1.02
Ivory Coast (Rep of), 7.625%, 01/30/2033		207,000	202,214	1.03
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	179,000	0.92
			580,780	2.97
Kazakhstan (Cost $431,683)
Kazakhstan (Rep of), 4.714%, 04/09/2035[3]		217,000	207,126	1.06
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	215,125	1.10
			422,251	2.16
Malaysia (Cost $429,546)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	167,412	0.86
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	238,702	1.22
			406,114	2.08
Mexico (Cost $1,508,237)
Mexico (Rep of), 5.400%, 02/09/2028		200,000	199,250	1.02
Mexico (Rep of), 6.050%, 01/11/2040		138,000	127,388	0.65
Mexico (Rep of), 4.750%, 03/08/2044		62,000	47,058	0.24
Mexico (Rep of), 5.550%, 01/21/2045		64,000	55,104	0.28
Mexico (Rep of), 3.771%, 05/24/2061		200,000	114,187	0.58
Mexico (Rep of), 3.750%, 04/19/2071		200,000	110,000	0.56
Mexico (Rep of), 5.750%, 10/12/2110		76,000	58,140	0.30
Petroleos Mexicanos, 8.750%, 06/02/2029		101,000	99,985	0.51
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	66,514	0.34
Petroleos Mexicanos, 7.690%, 01/23/2050		322,000	240,212	1.23
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	286,869	1.47
			1,404,707	7.18
Mongolia (Cost $166,679)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	174,200	0.89
			174,200	0.89
Morocco (Cost $206,558)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	205,914	1.05
			205,914	1.05
Nigeria (Cost $639,226)
Nigeria (Rep of), 6.500%, 11/28/2027		200,000	191,688	0.98
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	165,496	0.85
Nigeria (Rep of), 7.625%, 11/28/2047		405,000	315,394	1.61
			672,578	3.44

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Oman (Cost $596,739)
Oman (Rep of), 4.750%, 06/15/2026		200,000	$198,750	1.01
Oman (Rep of), 6.750%, 10/28/2027		200,000	206,774	1.06
Oman (Rep of), 6.500%, 03/08/2047		200,000	197,732	1.01
			603,256	3.08
Panama (Cost $321,532)
Panama (Rep of), 7.125%, 01/29/2026		100,000	101,475	0.52
Panama (Rep of), 8.875%, 09/30/2027		49,000	52,726	0.27
Panama (Rep of), 9.375%, 04/01/2029		63,000	69,655	0.36
Panama (Rep of), 6.700%, 01/26/2036		88,000	82,972	0.42
			306,828	1.57
Paraguay (Cost $193,771)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	197,600	1.01
			197,600	1.01
Peru (Cost $659,981)
Peru (Rep of), 8.750%, 11/21/2033		149,000	176,898	0.90
Peru (Rep of), 5.375%, 02/08/2035		52,000	50,198	0.26
Peru (Rep of), 3.300%, 03/11/2041		144,000	104,220	0.53
Peru (Rep of), 2.780%, 12/01/2060		207,000	109,783	0.56
Peru (Rep of), 3.230%, 07/28/2121		53,000	28,111	0.14
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	147,628	0.76
			616,838	3.15
Philippines (Cost $529,613)
Philippines (Rep of), 9.500%, 02/02/2030		105,000	125,317	0.64
Philippines (Rep of), 7.750%, 01/14/2031		100,000	113,490	0.58
Philippines (Rep of), 6.375%, 10/23/2034		100,000	107,000	0.55
Philippines (Rep of), 3.950%, 01/20/2040		200,000	165,500	0.84
			511,307	2.61
Poland (Cost $300,234)
Poland (Rep of), 5.500%, 11/16/2027		15,000	15,338	0.08
Poland (Rep of), 4.875%, 10/04/2033		72,000	69,555	0.35
Poland (Rep of), 5.125%, 09/18/2034		76,000	73,988	0.38
Poland (Rep of), 5.500%, 04/04/2053		43,000	39,990	0.20
Poland (Rep of), 5.500%, 03/18/2054		96,000	89,264	0.46
			288,135	1.47
Qatar (Cost $155,018)
QatarEnergy, 3.125%, 07/12/2041		200,000	146,196	0.75
			146,196	0.75
Romania (Cost $538,426)
Romania (Rep of), 3.000%, 02/27/2027		40,000	38,023	0.19
Romania (Rep of), 6.625%, 02/17/2028		80,000	81,252	0.41
Romania (Rep of), 5.875%, 01/30/2029		98,000	96,059	0.49

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 3.000%, 02/14/2031		30,000	$24,637	0.13
Romania (Rep of), 3.625%, 03/27/2032		150,000	123,656	0.63
Romania (Rep of), 7.125%, 01/17/2033		36,000	36,381	0.19
Romania (Rep of), 5.750%, 03/24/2035[3]		38,000	34,038	0.17
Romania (Rep of), 6.125%, 01/22/2044		42,000	36,855	0.19
Romania (Rep of), 4.000%, 02/14/2051		64,000	40,232	0.21
			511,133	2.61
Saudi Arabia (Cost $700,397)
Saudi (Rep of), 5.000%, 01/16/2034		325,000	316,469	1.62
Saudi (Rep of), 5.000%, 04/17/2049		200,000	173,750	0.89
Suci Second Investment Co., 4.375%, 09/10/2027		200,000	196,625	1.00
			686,844	3.51
South Africa (Cost $523,359)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	187,500	0.96
South Africa (Rep of), 5.875%, 04/20/2032		200,000	188,250	0.96
South Africa (Rep of), 5.750%, 09/30/2049		200,000	149,500	0.76
			525,250	2.68
Turkey (Cost $804,050)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	211,041	1.08
Turkey (Rep of), 6.500%, 01/03/2035		200,000	189,216	0.97
Turkey (Rep of), 4.875%, 04/16/2043		238,000	170,244	0.87
Turkey (Rep of), 5.750%, 05/11/2047		302,000	232,607	1.19
			803,108	4.11
Ukraine (Cost $236,145)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,3]		10,246	5,774	0.03
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,3]		38,290	16,522	0.08
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2034[2,3]		214,378	120,802	0.62
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,3]		32,358	19,997	0.10
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2035[2,3]		133,654	74,111	0.38
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,3]		26,964	16,626	0.08
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2036[2,3]		77,551	42,498	0.22
			296,330	1.51
United Arab Emirates (Cost $857,160)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		400,000	265,875	1.36
Abu Dhabi Developmental Holding Co. PJSC, 5.250%, 10/02/2054[3]		200,000	183,063	0.93

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	$338,105	1.73
			787,043	4.02
United States (Cost $779,219)
U.S. Treasury Bill, 4.161%, 04/17/2025[5]		786,100	779,423	3.98
			779,423	3.98
Uruguay (Cost $669,361)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		103,000	119,170	0.61
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	71,684	0.37
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	87,169	0.44
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	51,708	0.26
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	60,957	0.31
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	119,632	0.61
Uruguay (Rep of), 5.250%, 09/10/2060		125,454	112,632	0.58
			622,952	3.18
Venezuela (Cost $923,434)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	381,290	1.95
Venezuela (Rep of), 11.750%, 10/21/2026[7]		865,000	171,703	0.88
Venezuela (Rep of), 9.250%, 09/15/2027[7]		1,155,000	222,337	1.14
Venezuela (Rep of), 11.950%, 08/05/2031[7]		974,000	185,060	0.94
			960,390	4.91
Zambia (Cost $35,405)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		39,971	35,474	0.18
			35,474	0.18
Total Debt Securities (Cost $19,084,333)			19,180,572	98.04
Total Investments in Securities (Cost $19,084,333)			19,180,572	98.04
Total Investments (Total Cost $19,084,333)			19,180,572	98.04
Other Assets Less Liabilities			383,247	1.96
Net Assets			$19,563,819	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2025 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $1,144,667 or 5.85% of net assets.
[4]	Zero coupon bond.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $560,764)
Lojas Renner S.A.*	BRL	38,720	$90,439	1.24
MercadoLibre, Inc.*		100	192,219	2.63
Rede D’Or Sao Luiz S.A.*,2	BRL	23,200	110,958	1.52
TOTVS S.A.*	BRL	30,200	176,010	2.41
			569,626	7.80
Hungary (Cost $129,069)
Wizz Air Holdings PLC*,2	GBP	6,389	100,557	1.38
			100,557	1.38
India (Cost $1,101,677)
Axis Bank Ltd. GDR (Registered)		3,131	177,635	2.43
Dr. Reddy’s Laboratories Ltd. ADR		10,575	146,147	2.00
HDFC Bank Ltd. ADR		4,671	283,249	3.88
Infosys Ltd. ADR		9,255	203,147	2.78
Larsen & Toubro Ltd. GDR (Registered)		3,619	147,697	2.02
MakeMyTrip Ltd.*		1,300	142,051	1.95
			1,099,926	15.06
Indonesia (Cost $403,585)
Bank Mandiri Persero Tbk PT	IDR	458,700	168,370	2.31
Grab Holdings Ltd., Class A*		35,500	162,590	2.23
Sumber Alfaria Trijaya Tbk PT	IDR	337,500	59,364	0.81
			390,324	5.35
Kazakhstan (Cost $275,993)
Kaspi.KZ JSC ADR (Registered)		2,279	216,733	2.97
			216,733	2.97
Malaysia (Cost $156,145)
My EG Services Bhd.	MYR	660,200	140,875	1.93
			140,875	1.93
Mexico (Cost $585,376)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,021	87,112	1.19
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	55,400	75,473	1.03
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	MXN	8,135	150,357	2.06
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,600	156,178	2.14
Wal-Mart de Mexico S.A.B. de C.V.	MXN	27,900	72,328	0.99
			541,448	7.41
Poland (Cost $105,647)
LPP S.A.	PLN	26	105,059	1.44
			105,059	1.44
Saudi Arabia (Cost $78,894)
United International Transportation Co.	SAR	3,407	77,840	1.07
			77,840	1.07

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Africa (Cost $89,946)
Boxer Retail Ltd.*	ZAR	26,390	$90,403	1.24
			90,403	1.24
South Korea (Cost $1,069,368)
Classys, Inc.	KRW	2,576	94,998	1.30
DB Insurance Co. Ltd.	KRW	1,923	128,037	1.75
Eugene Technology Co. Ltd.	KRW	2,063	51,812	0.71
Hansol Chemical Co. Ltd.	KRW	1,317	82,957	1.14
Hyundai Motor Co.	KRW	431	60,511	0.83
KoMiCo Ltd.	KRW	1,660	43,111	0.59
SK Hynix, Inc.	KRW	1,415	192,475	2.64
SK Square Co. Ltd.*	KRW	3,414	218,650	2.99
			872,551	11.95
Taiwan (Cost $1,999,058)
Alchip Technologies Ltd.	TWD	444	41,840	0.57
Chroma ATE, Inc.	TWD	7,000	77,932	1.07
Delta Electronics, Inc.	TWD	21,000	276,798	3.79
E Ink Holdings, Inc.	TWD	32,000	269,666	3.69
Gudeng Precision Industrial Co. Ltd.	TWD	4,000	57,350	0.78
Kinik Co.	TWD	10,000	89,635	1.23
Lotes Co. Ltd.	TWD	2,000	112,967	1.55
MediaTek, Inc.	TWD	4,000	176,368	2.41
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	33,000	1,121,263	15.36
WinWay Technology Co. Ltd.	TWD	2,000	74,237	1.02
			2,298,056	31.47
United Arab Emirates (Cost $421,179)
Abu Dhabi Islamic Bank PJSC	AED	37,177	157,717	2.16
Aldar Properties PJSC	AED	60,595	126,087	1.73
Talabat Holding PLC*	AED	480,150	185,626	2.54
			469,430	6.43
Total Common Stocks (Cost $6,976,701)			6,972,828	95.50
Preferred Stocks
Brazil (Cost $79,131)
Petroleo Brasileiro S.A. ADR, 7.062%[3]		5,948	76,729	1.05
			76,729	1.05

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $45,042)
Hyundai Motor Co., 7.280%[3]	KRW	382	$43,366	0.59
			43,366	0.59
Total Preferred Stocks (Cost $124,173)			120,095	1.64
Total Investments (Total Cost $7,100,874)			7,092,923	97.14
Other Assets Less Liabilities			208,650	2.86
Net Assets			$7,301,573	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2025, these securities had a total value of $211,515 or 2.90% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	11.2%
Consumer Staples	4.2
Energy	1.1
Financials	17.6
Health Care	5.9
Industrials	14.9
Information Technology	39.4
Materials	1.1
Real Estate	1.7
Total Investments	97.1
Other Assets Less Liabilities	2.9
Net Assets	100.0%